UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

Sterling Capital Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.8%)
	Consumer Discretionary (10.8%)
62,700	Carnival Corp.	$2,359,401
201,000	Comcast Corp., Class A	5,093,340
120,000	Lowe’s Cos., Inc.	2,797,200
351,600	Staples, Inc.	5,555,280
85,020	Target Corp.	3,988,288
123,900	Walt Disney Co. (The)	4,837,056

		24,630,565

	Consumer Staples (7.9%)
30,390	Coca-Cola Co. (The)	2,044,943
120,600	Kraft Foods, Inc., Class A	4,248,738
86,100	PepsiCo, Inc.	6,064,023
53,000	Procter & Gamble Co. (The)	3,369,210
42,900	Wal-Mart Stores, Inc.	2,279,706

		18,006,620

	Energy (12.7%)
191,850	Cenovus Energy, Inc.	7,225,071
29,000	Chevron Corp.	2,982,360
29,800	ConocoPhillips	2,240,662
41,550	Exxon Mobil Corp.	3,381,339
82,500	Schlumberger, Ltd.	7,128,000
152,700	Suncor Energy, Inc.	5,970,570

		28,928,002

	Financials (16.0%)
43,440	American Express Co.	2,245,848
56,000	Aon Corp.	2,872,800
189,000	Bank of America Corp.	2,071,440
35,340	Berkshire Hathaway, Inc., Class B(a)	2,734,963
150,000	JPMorgan Chase & Co.	6,141,000
167,100	MetLife, Inc.	7,330,677
121,400	Morgan Stanley	2,793,414
41,300	Travelers Cos., Inc. (The)	2,411,094
134,000	Wells Fargo & Co.	3,760,040
195,000	Weyerhaeuser Co., REIT	4,262,700

		36,623,976

	Health Care (12.8%)
53,100	Abbott Laboratories	2,794,122
66,000	Amgen, Inc.(a)	3,851,100
50,660	Johnson & Johnson	3,369,903
89,000	Medtronic, Inc.	3,429,170
116,000	Merck & Co., Inc.	4,093,640
148,200	Pfizer, Inc.	3,052,920
107,300	St. Jude Medical, Inc.	5,116,064
54,000	Thermo Fisher Scientific, Inc.(a)	3,477,060

		29,183,979

	Industrials (10.0%)
97,000	ABB, Ltd., ADR(a)	2,517,150
45,600	FedEx Corp.	4,325,160
366,000	General Electric Co.	6,902,760
492,000	Southwest Airlines Co.	5,618,640
70,100	Tyco International, Ltd.	3,465,043

		22,828,753

	Information Technology (22.3%)
23,820	Apple, Inc.(a)	7,995,659

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
397,800	Cisco Systems, Inc.	$6,209,658
113,190	Corning, Inc.	2,054,399
7,620	Google, Inc., Class A(a)	3,858,616
111,000	Hewlett-Packard Co.	4,040,400
105,000	Intel Corp.	2,326,800
15,000	International Business Machines Corp.	2,573,250
332,700	Microsoft Corp.	8,650,200
79,200	Oracle Corp.	2,606,472
192,840	TE Connectivity, Ltd.	7,088,798
108,000	Texas Instruments, Inc.	3,545,640

		50,949,892

	Materials (4.7%)
476,000	Alcoa, Inc.	7,549,360
27,600	Freeport-McMoRan Copper & Gold, Inc.	1,460,040
60,900	International Paper Co.	1,816,038

		10,825,438

	Telecommunication Services (1.6%)
114,500	AT&T, Inc.	3,596,445

	Total Common Stocks (Cost $195,040,137)	225,573,670

EXCHANGE TRADED FUND (0.4%)
26,100	Utilities Select Sector Standard and Poors Depositary Receipt Fund	873,828

	Total Exchange Traded Fund (Cost $751,594)	873,828

INVESTMENT COMPANY (0.6%)
1,394,480	Federated Treasury Obligations Fund, Institutional Shares	1,394,480

	Total Investment Company (Cost $1,394,480)	1,394,480

Principal Amount
SHORT TERM INVESTMENTS (0.1%)
$396,608	BNY Mellon Institutional Cash Reserve, Series B	102,126

	Total Short Term Investments (Cost $396,608)	102,126

Total Investments — 99.9% (Cost $197,582,819)		227,944,104
Net Other Assets (Liabilities) — 0.1%		286,659

NET ASSETS — 100.0%		$228,230,763

(a) Represents non-income producing security.

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.1%)
	Consumer Discretionary (19.3%)
520,112	Chico’s FAS, Inc.	$7,921,306
395,725	eBay, Inc.(a)	12,770,046
119,757	Gannett Co., Inc.	1,714,920
179,189	International Speedway Corp., Class A	5,090,760
844,642	Interpublic Group of Cos., Inc. (The)	10,558,025
206,870	Omnicom Group, Inc.	9,962,859
353,261	Select Comfort Corp.(a)	6,351,633
240,826	Universal Technical Institute, Inc.	4,761,130
386,683	Viacom, Inc., Class B	19,720,833

		78,851,512

	Energy (5.4%)
553,418	EXCO Resources, Inc.	9,767,828
261,926	Forest Oil Corp.(a)	6,996,044
510,175	Rex Energy Corp.(a)(b)	5,239,497

		22,003,369

	Financial Services (34.1%)
517,297	Annaly Capital Management, Inc., REIT	9,332,038
500,692	Aspen Insurance Holdings, Ltd.	12,882,805
153,228	Assurant, Inc.	5,557,580
267,603	Assured Guaranty, Ltd.	4,364,605
716,400	E*Trade Financial Corp.(a)	9,886,320
365,385	Endurance Specialty Holdings, Ltd.(b)	15,101,362
31,775	Enstar Group, Ltd.(a)	3,320,170
352,967	Fair Isaac Corp.	10,659,603
228,552	Fidelity National Information Services, Inc.	7,037,116
531,650	Leucadia National Corp.	18,129,265
180,900	Lincoln National Corp.	5,153,841
410,820	MI Developments, Inc., Class A	12,501,253
168,886	StanCorp Financial Group, Inc.	7,125,300
435,884	Willis Group Holdings PLC	17,919,191

		138,970,449

	Health Care (12.7%)
125,500	Becton Dickinson & Co.	10,814,335
188,613	Covidien PLC	10,039,870
369,000	Omnicare, Inc.(b)	11,767,410
152,042	WellPoint, Inc.	11,976,348
116,422	Zimmer Holdings, Inc.(a)	7,357,870

		51,955,833

	Producer Durables (11.1%)
173,095	General Dynamics Corp.	12,899,039
349,319	Lexmark International, Inc., Class A(a)	10,221,074
348,303	Synopsys, Inc.(a)	8,954,870
1,246,367	Xerox Corp.	12,974,681

		45,049,664

	Technology (10.4%)
722,549	CA, Inc.	16,503,019

Shares		Fair Value
COMMON STOCKS — (continued)
	Technology — (continued)
125,648	Computer Sciences Corp.	$4,769,598
206,975	DST Systems, Inc.	10,928,280
711,696	EarthLink, Inc.	5,476,501
288,400	SAIC, Inc.(a)	4,850,888

		42,528,286

	Utilities (2.1%)
194,161	FirstEnergy Corp.	8,572,208

	Total Common Stocks (Cost $305,689,872)	387,931,321

EXCHANGE TRADED FUND (4.0%)
340,500	iShares Russell MidCap Value Index Fund	16,258,875

	Total Exchange Traded Fund (Cost $14,902,876)	16,258,875

INVESTMENT COMPANY (0.1%)
630,667	Federated Treasury Obligations Fund, Institutional Shares	630,667

	Total Investment Company (Cost $630,667)	630,667

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.1%)
$1,242,467	BNY Mellon Institutional Cash Reserve, Series B	319,935
86,369	BNY Mellon Overnight Government Fund	86,369

	Total Securities Held as Collateral for Securities on Loan (Cost $1,328,836)	406,304

Total Investments — 99.3% (Cost $322,552,251)		405,227,167
Net Other Assets (Liabilities) — 0.7%		2,681,350

NET ASSETS — 100.0%		$407,908,517

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2011.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Small Value Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.8%)
	Consumer Discretionary (13.1%)
130,158	Cambium Learning Group, Inc.(a)	$438,632
83,400	Chico’s FAS, Inc.	1,270,182
170,699	Entercom Communications Corp., Class A(a)	1,481,667
202,100	Exide Technologies(a)	1,544,044
108,400	hhgregg, Inc.(a)(b)	1,452,560
32,096	Kirkland’s, Inc.(a)	385,794
46,591	Meredith Corp.(b)	1,450,378
142,319	Regis Corp.	2,180,327
39,717	Signet Jewelers, Ltd.(a)	1,859,153

		12,062,737

	Energy (3.4%)
117,885	Resolute Energy Corp.(a)(b)	1,905,022
113,800	Rex Energy Corp.(a)	1,168,726

		3,073,748

	Financial Services (31.0%)
87,600	AMERISAFE, Inc.(a)	1,981,512
65,652	Aspen Insurance Holdings, Ltd.	1,689,226
118,942	Assured Guaranty, Ltd.	1,939,944
49,708	Avatar Holdings, Inc.(a)	756,059
254,070	Bank Mutual Corp.	932,437
72,370	Brookline Bancorp, Inc.(b)	670,870
74,596	Campus Crest Communities, Inc.(b)	965,272
238,700	Cowen Group, Inc., Class A(a)(b)	897,512
54,281	Endurance Specialty Holdings, Ltd.	2,243,434
7,400	Enstar Group, Ltd.(a)	773,226
85,300	Fair Isaac Corp.	2,576,060
193,400	First American Financial Corp.	3,026,710
10,213	First Citizens BancShares, Inc., Class A	1,912,078
47,963	Horace Mann Educators Corp.	748,702
122,000	Investment Technology Group, Inc.(a)	1,710,440
72,335	Parkway Properties, Inc., REIT	1,234,035
45,923	StanCorp Financial Group, Inc.	1,937,491
112,170	Washington Federal, Inc.	1,842,953
68,200	Westfield Financial, Inc.	553,784

		28,391,745

	Health Care (7.2%)
57,419	Coventry Health Care, Inc.(a)	2,094,071
52,200	Teleflex, Inc.	3,187,332
61,300	VCA Antech, Inc.(a)	1,299,560

		6,580,963

	Materials & Processing (7.1%)
23,700	Cabot Microelectronics Corp.(a)	1,101,339
109,400	Ferro Corp.(a)	1,470,336
68,157	Mueller Industries, Inc.	2,583,832
37,700	Sensient Technologies Corp.	1,397,539

		6,553,046

	Producer Durables (19.5%)
125,936	Covanta Holding Corp.	2,076,685
268,200	EnergySolutions, Inc.	1,324,908
64,100	FTI Consulting, Inc.(a)	2,431,954
58,100	Granite Construction, Inc.	1,425,193
84,300	Harsco Corp.	2,748,180
68,456	PHH Corp.(a)	1,404,717

Shares		Fair Value
COMMON STOCKS — (continued)
	Producer Durables — (continued)
93,060	SYKES Enterprises, Inc.(a)	$2,003,582
90,500	TeleTech Holdings, Inc.(a)	1,907,740
130,718	UTi Worldwide, Inc.	2,573,837

		17,896,796

	Technology (13.4%)
50,914	Black Box Corp.	1,592,081
131,398	Compuware Corp.(a)	1,282,444
69,817	DST Systems, Inc.	3,686,338
338,471	EarthLink, Inc.	2,604,534
270,989	Lionbridge Technologies, Inc.(a)	861,745
179,963	Orbotech, Ltd.(a)	2,294,528

		12,321,670

	Utilities (1.1%)
49,347	NTELOS Holdings Corp.	1,007,666

	Total Common Stocks (Cost $78,939,162)	87,888,371

RIGHTS (0.0%)
79,600	Voyager Learning Co., Contingent Rights(c)	0

	Total Rights (Cost $0)	0

INVESTMENT COMPANY (4.0%)
3,645,905	Federated Treasury Obligations Fund, Institutional Shares	3,645,905

	Total Investment Company (Cost $3,645,905)	3,645,905

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.9%)
$ 260,458	BNY Mellon Institutional Cash Reserve, Series B	67,068
784,065	BNY Mellon Overnight Government Fund	784,065

	Total Securities Held as Collateral for Securities on Loan (Cost $1,044,523)	851,133

Total Investments — 100.7% (Cost $83,629,590)		92,385,409
Net Other Assets (Liabilities) — (0.7)%		(649,979)

NET ASSETS — 100.0%		$91,735,430

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2011.
(c)	Security was fair valued under methods approved by the Board of Trustees.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital International Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.9%)
	Australia (2.4%)
99,821	Asciano, Ltd.	$176,481
212,774	MAp Group	764,073
27,795	Newcrest Mining, Ltd.	1,126,243

		2,066,797

	Austria (1.2%)
19,691	Erste Group Bank AG	1,031,286

	Brazil (1.3%)
23,378	Diagnosticos da America SA	316,820
10,065	Embraer SA, ADR	309,801
47,032	Hypermarcas SA	443,002

		1,069,623

	Canada (6.5%)
23,164	Barrick Gold Corp.	1,051,741
10,970	Cenovus Energy, Inc.	414,027
9,486	Goldcorp, Inc.	458,833
31,852	Ivanhoe Mines, Ltd.(a)(b)	804,845
5,596	Pan American Silver Corp.	173,314
23,167	Potash Corp. of Saskatchewan, Inc.	1,323,074
3,354	Silver Wheaton Corp.	110,693
30,562	Suncor Energy, Inc.	1,197,826

		5,534,353

	China (9.3%)
29,000	Anhui Conch Cement Co., Ltd., H Shares	136,472
8,520	Baidu, Inc., ADR(b)	1,193,908
486,000	Belle International Holdings, Ltd.	1,026,767
275,400	Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd., H Shares(a)	527,311
69,564	China Merchants Holdings International Co., Ltd.	269,932
114,000	China National Building Material Co., Ltd., H Shares	225,063
194,000	China Resources Enterprise, Ltd.	794,905
24,743	Ctrip.Com International, Ltd., ADR(b)	1,065,928
196,000	Dongfeng Motor Group Co., Ltd., H Shares	372,090
685,000	Geely Automobile Holdings, Ltd.(a)	269,002
152,000	Golden Eagle Retail Group, Ltd.	386,995
248,000	Intime Department Store Group Co., Ltd.	422,412
75,600	Lianhua Supermarket Holdings, Ltd., H Shares	173,341
110,000	Tingyi Cayman Islands Holding Corp.	340,551
143,000	Wumart Stores, Inc., H Shares	355,071
83,000	Zhuzhou CSR Times Electric Co., Ltd., H Shares	280,791

		7,840,539

	Czech Republic (0.7%)
2,498	Komercni Banka AS	608,690

	Denmark (2.3%)
7,588	Carlsberg AS, Class B	826,203
8,803	Novo Nordisk AS, Class B	1,102,834

		1,929,037

	Finland (0.9%)
6,170	Fortum OYJ	178,902
24,901	Stora Enso OYJ, Class R	261,497
17,110	UPM-Kymmene OYJ	313,049

		753,448

Shares		Fair Value
COMMON STOCKS — (continued)
	France (7.3%)
9,894	BNP Paribas SA	$762,920
6,448	CFAO SA	279,975
12,882	Cie Generale d’Optique Essilor International SA	1,045,236
8,705	Danone SA	649,859
5,501	Eutelsat Communications SA	247,659
861	IIiad SA	115,546
139,577	L’Occitane International SA(b)	373,891
5,130	LVMH Moet Hennessy Louis Vuitton SA	921,852
2,731	PPR	486,408
4,612	Schneider Electric SA	770,078
8,604	SES SA	241,703
3,055	Technip SA	327,472

		6,222,599

	Germany (7.2%)
3,363	Allianz SE	468,962
739	Bilfinger Berger SE	73,188
1,795	Brenntag AG	208,775
11,824	Daimler AG	891,671
21,065	Fraport AG Frankfurt Airport Services
	Worldwide	1,692,556
9,764	Fresenius SE & Co. KGaA	1,019,178
6,060	HeidelbergCement AG	387,574
456	Henkel AG & Co. KGaA	26,171
3,079	Henkel AG & Co. KGaA, Preference Shares	214,109
1,689	Siemens AG	232,105
4,478	Volkswagen AG, Preference Shares	926,037

		6,140,326

	Greece (0.5%)
15,529	Coca-Cola Hellenic Bottling Co. SA(b)	417,126

	Hong Kong (3.9%)
406,000	Hang Lung Properties, Ltd.	1,669,329
306,000	Li & Fung, Ltd.(a)	611,599
166,000	Sands China, Ltd.(b)	449,951
88,000	United Laboratories International Holdings, Ltd. (The)(a)	130,380
123,200	Wynn Macau, Ltd.	403,451

		3,264,710

	India (5.5%)
35,731	Adani Enterprises, Ltd.(b)	572,291
10,597	Axis Bank, Ltd.	306,741
7,508	HDFC Bank, Ltd.	424,080
11,300	Housing Development Finance Corp.	179,135
145,512	ITC, Ltd.	662,056
17,822	JSW Steel, Ltd.(b)	353,021
18,798	Larsen & Toubro, Ltd.(b)	768,890
31,098	Mahindra & Mahindra, Ltd.	489,551
70,917	Mundra Port & Special Economic Zone, Ltd.(b)	257,328
12,760	Reliance Capital, Ltd.(b)	165,640
8,192	State Bank of India, Ltd.	441,705

		4,620,438

	Ireland (1.5%)
28,036	CRH PLC	624,980
72,676	Dragon Oil PLC	609,990

		1,234,970

Continued

Sterling Capital International Fund
Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Israel (0.3%)
5,795	Teva Pharmaceutical Industries, Ltd., ADR	$279,435
	Italy (1.7%)
13,264	Buzzi Unicem SpA(a)(b)	185,222
43,116	Fiat Industrial SpA(b)	556,873
12,953	Saipem SpA(a)	668,901

		1,410,996

	Japan (8.6%)
4,000	Aisin Seiki Co., Ltd.	154,782
22,000	Asahi Glass Co., Ltd.(a)	257,450
6,186	Canon, Inc.	294,245
900	Daikin Industries, Ltd.	31,902
3,831	Denso Corp.	142,484
3,625	FANUC Corp.	606,184
13,606	Honda Motor Co., Ltd.	524,197
82,000	Isuzu Motors, Ltd.	388,183
28,700	Itochu Corp.	298,504
38	KDDI Corp.	273,408
25,100	Komatsu, Ltd.	783,701
12,700	Mitsubishi Corp.	317,219
25,000	Mitsubishi Electric Corp.	290,403
4,800	Mitsui & Co., Ltd.	82,993
28,700	Nissan Motor Co., Ltd.	301,614
1,400	Nitto Denko Corp.	71,136
1,350	SMC Corp.	243,364
8,400	Softbank Corp.	318,127
19,800	Suzuki Motor Corp.	446,323
15,654	Toyota Motor Corp.	644,619
17,760	Unicharm Corp.	775,931

		7,246,769

	Korea (South) (1.9%)
23,591	Celltrion, Inc.	978,771
3,024	Hyundai Motor Co.	674,151

		1,652,922

	Mexico (0.5%)
60,622	Genomma Lab Internacional SAB de CV, Class B(b)	154,293
53,586	Grupo Financiero Banorte SAB de CV, Series O	243,296

		397,589

	Netherlands (1.7%)
3,358	ASML Holding NV	123,860
6,268	Heineken NV	377,254
66,001	ING Groep NV, CVA(b)	813,368
4,240	X5 Retail Group NV, GDR(b)	166,073

		1,480,555

	Norway (0.3%)
285,066	Marine Harvest ASA	228,673

	Portugal (0.2%)
8,335	Jeronimo Martins SGPS SA	160,080

	Russia (6.6%)
8,552	Magnit OAO, OJSC, GDR(b)	268,751
2,752	NovaTek OAO, GDR(a)	380,582
6,900	Pharmstandard, OJSC, GDR(b)	158,093
118,140	Rosneft Oil Co., OJSC, GDR	995,960
618,311	Sberbank of Russia	2,280,565

Shares		Fair Value
COMMON STOCKS — (continued)
	Russia — (continued)
243,197	VTB Bank, OJSC, GDR	$1,501,765

		5,585,716

	South Africa (0.5%)
29,388	Shoprite Holdings, Ltd.	442,448

	Sweden (1.8%)
15,041	Atlas Copco AB, Class A	396,125
10,210	Elekta AB, Class B	484,392
35,953	Volvo AB, Class B	629,404

		1,509,921

	Switzerland (3.6%)
4,647	Dufry Group(b)	585,723
371	Flughafen Zuerich AG	169,416
15,242	Nobel Biocare Holding AG(b)	310,818
1,198	Swatch Group AG (The)	604,640
4,727	Swiss Re, Ltd.(b)	265,432
2,568	Syngenta AG(b)	867,857
13,944	UBS AG(b)	254,472

		3,058,358

	Taiwan (2.3%)
57,350	HTC Corp.	1,939,074

	Ukraine (0.0%)
851,903	Ukrsotsbank JSCB(b)	43,249

	United Kingdom (15.4%)
13,260	AMEC PLC	231,700
34,325	ARM Holdings PLC	322,780
50,906	Barclays PLC	208,835
65,216	BG Group PLC	1,480,794
42,335	BHP Billiton PLC	1,663,508
13,110	Burberry Group PLC	304,870
53,642	Cairn Energy PLC(b)	357,736
42,746	Compass Group PLC	412,165
20,220	Diageo PLC	413,681
34,194	Hikma Pharmaceuticals PLC	417,429
45,972	HSBC Holdings PLC	455,802
277,671	Lloyds Banking Group PLC(b)	218,204
16,984	O’Key Group SA, GDR(b)	187,631
43,090	Premier Oil PLC(b)	309,213
6,017	Reckitt Benckiser Group PLC	332,333
19,974	Rio Tinto PLC	1,442,243
1,990,656	Rolls-Royce Group PLC, Class C(b)(c)	3,195
20,736	Rolls-Royce Holdings PLC(b)	214,741
36,042	Royal Dutch Shell PLC, Class A	1,282,507
12,843	Shire PLC	401,559
23,288	Smith & Nephew PLC	249,571
235,743	Vodafone Group PLC	625,108
27,585	WPP PLC	345,582
53,535	Xstrata PLC	1,179,133

		13,060,320

	Total Common Stocks (Cost $67,380,424)	81,230,047

Continued

Sterling Capital International Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Shares		Fair Value
EXCHANGE TRADED FUND (0.3%)
	United States (0.3%)
5,013	Market Vectors Gold Miners	$273,660

	Total Exchange Traded Fund (Cost $227,205)	273,660

INVESTMENT COMPANY (1.4%)
	United States (1.4%)
1,174,234	Federated Treasury Obligations Fund, Institutional Shares	1,174,234

	Total Investment Company (Cost $1,174,234)	1,174,234

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.7%)
$ 19,738	BNY Mellon Institutional Cash Reserve, Series B	5,083
3,103,291	BNY Mellon Overnight Government Fund	3,103,291

	Total Securities Held as Collateral for Securities on Loan (Cost $3,123,029)	3,108,374

Total Investments — 101.3% (Cost $71,904,892)		85,786,315
Net Other Assets (Liabilities) — (1.3)%		(1,078,858)

NET ASSETS — 100.0%		$84,707,457

(a)	Represents that all or a portion of the security was on loan as of June 30, 2011.
(b)	Represents non-income producing security.
(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities to be illiquid. As of June 30, 2011, these securities represent 0.004% of net assets.

ADR — American Depository Receipt

CVA — Share Certificate

GDR — Global Depository Receipt

JSCB — Joint Stock Commercial Bank

OJSC — Open Joint Stock Company

Sector	Percentage of net assets
Consumer Discretionary	18.2%
Consumer Staples	9.7%
Energy	9.7%
Exchange Traded Fund	0.3%
Financials	14.6%
Health Care	8.3%
Industrials	13.9%
Information Technology	4.6%
Materials	15.1%
Telecommunication Services	1.6%
Utilities	0.2%
Cash Equivalents	5.1%

101.3%

Continued

Sterling Capital International Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollars	Fair Value	Unrealized Depreciation
Short
Euro vs. U.S. Dollar	Deutsche Bank	09/21/2011	(655,509)	$(940,869)	$(948,304)	$(7,435)
Euro vs. U.S. Dollar	Credit Suisse First Boston	09/21/2011	(1,234,957)	(1,772,194)	$(1,786,572)	$(14,378)

Total Short Contracts				$(2,713,063)	$(2,734,876)	$(21,813)

Long
Japanese Yen vs. U.S. Dollar	J. P. Morgan Securities	09/21/2011	67,108,534	$836,556	$834,002	$(2,554)

Total Long Contracts				$836,556	$834,002	$(2,554)

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.9%)
	Consumer Discretionary (7.8%)
1,248,000	Comcast Corp., Class A	$31,624,320
434,000	Yum! Brands, Inc.	23,974,160

		55,598,480

	Consumer Staples (6.0%)
1,531,000	Dole Food Co., Inc.(a)(b)	20,699,120
309,500	Energizer Holdings, Inc.(b)(c)	22,395,420

		43,094,540

	Energy (13.9%)
238,000	Apache Corp.(c)	29,366,820
145,000	EOG Resources, Inc.(a)	15,159,750
497,000	Halliburton Co.(c)	25,347,000
1,000	Rowan Cos., Inc.(b)	38,810
295,000	Southwestern Energy Co.(b)	12,649,600
933,000	Weatherford International, Ltd.(b)	17,493,750

		100,055,730

	Financials (6.4%)
99,000	CME Group, Inc.	28,867,410
377,000	State Street Corp.	16,998,930

		45,866,340

	Health Care (20.0%)
103,000	Becton Dickinson & Co.(c)	8,875,510
688,000	Gilead Sciences, Inc.(b)	28,490,080
186,000	McKesson Corp.(c)	15,558,900
801,000	Merck & Co., Inc.	28,267,290
608,000	Teva Pharmaceutical Industries, Ltd., ADR	29,317,760
639,000	UnitedHealth Group, Inc.(c)	32,959,620

		143,469,160

	Industrials (6.0%)
241,914	L-3 Communications Holdings, Inc.(c)	21,155,379
1,919,000	Southwest Airlines Co.	21,914,980

		43,070,359

	Information Technology (30.4%)
2,234,000	Activision Blizzard, Inc.	26,093,120
871,000	Adobe Systems, Inc.(b)	27,392,950
242,000	Akamai Technologies, Inc.(b)	7,615,740
713,000	Broadcom Corp., Class A(b)	23,985,320
1,466,000	Cisco Systems, Inc.	22,884,260
1,391,000	Dell, Inc.(b)	23,187,970
844,000	eBay, Inc.(b)(c)	27,235,880

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
450,000	Harris Corp.(a)	$20,277,000
371,000	Intuit, Inc.(b)	19,240,060
413,093	Itron, Inc.(a)(b)	19,894,559

		217,806,859

	Materials (2.3%)
1,417,000	Yamana Gold, Inc.	16,479,710

	Utilities (1.1%)
142,200	NextEra Energy, Inc.	8,170,812

	Total Common Stocks (Cost $557,269,539)	673,611,990

INVESTMENT COMPANY (6.0%)
42,918,750	Federated Treasury Obligations Fund, Institutional Shares	42,918,750

	Total Investment Company (Cost $42,918,750)	42,918,750

Principal Amount
SECURITIES HELD AS COLLATERAL FOR
	SECURITIES ON LOAN (1.4%)
$ 775,344	BNY Mellon Institutional Cash Reserve, Series B	199,651
9,404,561	BNY Mellon Overnight Government Fund	9,404,561

	Total Securities Held as Collateral for Securities on Loan (Cost $10,179,905)	9,604,212

Total Investments — 101.3% (Cost $610,368,194)		726,134,952
Net Other Assets (Liabilities) — (1.3)%		(9,010,893)

NET ASSETS — 100.0%		$717,124,059

(a)	Represents that all or a portion of the security was on loan as of June 30, 2011.
(b)	Represents non-income producing security.
(c)	Security held as collateral for written call option.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (84.1%)
	Consumer Discretionary (12.1%)
320,000	McDonald’s Corp.	$26,982,400
357,000	Omnicom Group, Inc.	17,193,120
941,000	Pearson PLC, ADR	17,888,410
593,000	Target Corp.	27,817,630

		89,881,560

	Consumer Staples (16.4%)
694,000	Archer-Daniels-Midland Co.	20,924,100
200,000	Diageo PLC, ADR	16,374,000
317,600	Kimberly-Clark Corp.	21,139,456
423,900	Kraft Foods, Inc., Class A	14,933,997
401,000	PepsiCo, Inc.	28,242,430
312,200	Philip Morris International, Inc.	20,845,594

		122,459,577

	Energy (17.5%)
234,000	Chevron Corp.	24,064,560
355,000	ConocoPhillips	26,692,450
449,000	Kinder Morgan Management LLC(a)	29,449,910
887,000	Natural Resource Partners LP(b)	29,421,790
151,000	Royal Dutch Shell PLC, ADR	10,834,250
275,000	Teekay LNG Partners LP	10,172,250

		130,635,210

	Financials (0.3%)
261,800	Hudson City Bancorp, Inc.	2,144,142

	Health Care (9.8%)
536,000	Abbott Laboratories	28,204,320
421,000	Novartis AG, ADR	25,727,310
925,000	Pfizer, Inc.	19,055,000

		72,986,630

	Industrials (8.1%)
181,000	Emerson Electric Co.	10,181,250
230,000	Illinois Tool Works, Inc.	12,992,700
14,000	Koninklijke Philips Electronics NV(b)	359,520
256,000	Lockheed Martin Corp.	20,728,320
437,000	Waste Management, Inc.(b)	16,286,990

		60,548,780

	Information Technology (13.3%)
948,000	Intel Corp.(c)	21,007,680
859,400	Microsoft Corp.	22,344,400
455,000	Paychex, Inc.	13,977,600
1,536,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)(c)	19,371,482
678,000	Texas Instruments, Inc.	22,258,740

		98,959,902

Shares		Fair Value
COMMON STOCKS — (continued)
	Telecommunication Services (6.6%)
741,000	Rogers Communications, Inc. Class B(b)	$29,284,320
535,000	Verizon Communications, Inc.	19,918,050

		49,202,370

	Total Common Stocks (Cost $505,964,076)	626,818,171

EXCHANGE TRADED FUNDS (0.0%)
1,100	Nuveen Select Tax Free	15,257
8,000	Nuveen Select Tax Free 3	109,040

	Total Exchange Traded Funds (Cost $116,560)	124,297

INVESTMENT COMPANY (13.3%)
98,691,463	Federated Treasury Obligations Fund, Institutional Shares	98,691,463

	Total Investment Company (Cost $98,691,463)	98,691,463

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.9%)
$ 502,759	BNY Mellon Institutional Cash Reserve, Series B	129,460
29,130,157	BNY Mellon Overnight Government Fund	29,130,157

	Total Securities Held as Collateral for Securities on Loan (Cost $29,632,916)	29,259,617

Total Investments — 101.3% (Cost $634,405,015)		754,893,548
Net Other Assets (Liabilities) — (1.3)%		(9,678,756)

NET ASSETS — 100.0%		$745,214,792

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2011.
(c)	Security held as collateral for written call option.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (9.9%)
$ 718,113	Freddie Mac, Series 3640, Class JA, 1.500%, 3/15/15(a)	$723,273
679,578	Freddie Mac, Series 2636, Class B, 5.500%, 7/15/17(a)	712,788
973,690	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22(a)	1,023,245
609,424	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23(a)	635,673
538,322	Ginnie Mae, Series 2004-5, Class VB, 6.000%, 5/20/23	552,965
1,593,349	Ginnie Mae, Series 2010-34, Class AD, 2.500%, 10/20/32	1,630,810
322,002	Ginnie Mae, Series 2005-58, Class NJ, 4.500%, 8/20/35	327,933
511,604	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	538,837
430,349	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	448,623

	Total Collateralized Mortgage Obligations (Cost $6,590,997)	6,594,147

COMMERCIAL MORTGAGE-BACKED SECURITIES (13.6%)
657,656	Banc of America Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.715%, 6/10/39(b)	710,520
600,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42(b)	638,427
500,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.352%, 11/10/42(b)	508,023
420,000	Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4, 4.680%, 8/13/39(b)	443,186
340,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41	363,372
155,000	Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.750%, 2/13/46(b)	165,743
500,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.405%, 12/11/40(b)	545,081
120,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	123,889
650,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	696,424
115,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.014%, 2/15/38(b)	123,395
603,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	599,871
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42	617,768
230,100	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(b)	244,772

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 600,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5, 5.150%, 4/15/30(b)	$648,006
384,000	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	406,976
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(b)	497,820
316,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	341,976
650,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.215%, 1/15/41(b)	698,415
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	625,401

	Total Commercial Mortgage-Backed Securities (Cost $8,986,174)	8,999,065

CORPORATE BONDS (53.8%)
	Consumer Discretionary (3.1%)
1,000,000	Macy’s Retail Holdings, Inc., 5.750%, 7/15/14	1,099,974
900,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	960,750

		2,060,724

	Consumer Staples (1.5%)
875,000	Altria Group, Inc., 8.500%, 11/10/13	1,014,135

	Energy (5.2%)
1,000,000	BP Capital Markets PLC, 5.250%, 11/7/13	1,083,464
1,250,000	Energy Transfer Partners LP, 5.650%, 8/1/12	1,309,674
1,000,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	1,086,676

		3,479,814

	Financials (31.4%)
665,000	Abbey National Treasury Services PLC, 2.875%, 4/25/14	667,391
1,000,000	ABN AMRO Bank NV, 3.000%, 1/31/14(c)	1,021,539
1,000,000	American Express Bank FSB, BKNT, 5.500%, 4/16/13	1,069,796
1,000,000	Bank of America Corp., 5.125%, 11/15/14	1,061,122
1,000,000	Brandywine Operating Partnership LP REIT, 5.750%, 4/1/12	1,033,270
1,000,000	Citigroup, Inc., 5.625%, 8/27/12	1,044,692
1,000,000	Citigroup, Inc., 5.000%, 9/15/14	1,047,958
1,000,000	Colonial Realty LP REIT, 6.150%, 4/15/13	1,050,540
650,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13	694,640
1,000,000	General Electric Capital Corp., 4.800%, 5/1/13	1,061,875
1,000,000	Goldman Sachs Group, Inc. (The), 5.250%, 10/15/13	1,072,939
1,000,000	HCP, Inc. REIT, 2.700%, 2/1/14	1,014,420
1,000,000	HSBC Finance Corp., 4.750%, 7/15/13	1,058,913
1,000,000	Jackson National Life Global Funding, 5.375%, 5/8/13(c)	1,070,583
1,000,000	Jefferies Group, Inc., 5.875%, 6/8/14	1,093,027
1,000,000	JPMorgan Chase & Co., 5.125%, 9/15/14	1,080,648
1,000,000	Metropolitan Life Global Funding I, 2.500%, 1/11/13(c)	1,018,104
1,000,000	Metropolitan Life Global Funding I, 5.125%, 6/10/14(c)	1,092,560

Continued

Sterling Capital Short-Term Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 1,000,000	Morgan Stanley, 5.300%, 3/1/13	$1,057,308
1,000,000	Prudential Financial, Inc., MTN, 2.750%, 1/14/13	1,020,480
500,000	UBS AG, BKNT, 2.250%, 8/12/13	508,605

		20,840,410

	Health Care (0.9%)
540,000	UnitedHealth Group, Inc., 5.500%, 11/15/12	572,689

	Industrials (3.2%)
1,000,000	Corrections Corp. of America, 6.250%, 3/15/13	1,002,500
1,000,000	Roper Industries, Inc., 6.625%, 8/15/13	1,107,989

		2,110,489

	Information Technology (1.6%)
1,000,000	Xerox Corp., 5.650%, 5/15/13	1,076,616

	Materials (2.8%)
1,024,000	Dow Chemical Co. (The), 4.850%, 8/15/12	1,069,522
705,000	Sealed Air Corp., 7.875%, 6/15/17	762,892

		1,832,414

	Telecommunication Services (4.1%)
550,000	America Movil SAB de CV, 5.500%, 3/1/14	603,523
1,000,000	COX Communications, Inc., 7.125%, 10/1/12	1,072,533
1,000,000	Telecom Italia Capital SA, 5.250%, 11/15/13	1,049,773

		2,725,829

	Total Corporate Bonds (Cost $35,458,926)	35,713,120

MORTGAGE-BACKED SECURITIES (1.3%)
	Fannie Mae(a) (0.9%)
68,510	6.500%, 8/1/13, Pool #251901	71,504
110,541	6.000%, 3/1/16, Pool #253702	120,656
107,728	6.000%, 4/1/16, Pool #535846	117,586
196,385	6.500%, 4/1/16, Pool #253706	215,060
84,710	6.000%, 8/1/16, Pool #545125	92,620

		617,426

	Freddie Mac(a) (0.4%)
29,860	6.500%, 5/1/13, Pool #E00548	31,059
181,126	6.000%, 9/1/16, Pool #E01049	195,196

		226,255

	Total Mortgage-Backed Securities (Cost $780,477)	843,681

MUNICIPAL BONDS (7.5%)
	California (1.6%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project Refunding Revenue, Series B, 5.370%, 5/1/15	1,085,120

	Illinois (1.6%)
1,000,000	Illinois State, Build America Bonds, Transit Improvements, G.O., 4.200%, 7/1/14	1,035,960

	Nebraska (1.1%)
690,000	Nebraska Public Power District Revenue, Taxable, Series B, 4.850%, 1/1/14	744,269

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina (1.6%)
$ 1,000,000	Brunswick County, NC, Water Utility Improvements Revenue, Build America Bonds, 3.300%, 4/1/15	$1,050,090

	Virginia (1.6%)
310,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.000%, 3/1/13	325,860
215,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	230,119
430,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	468,502

		1,024,481

	Total Municipal Bonds (Cost $4,730,898)	4,939,920

U.S. GOVERNMENT AGENCIES (5.3%)
	Fannie Mae(a) (3.8%)
2,500,000	1.800%, 2/8/13	2,504,030

	Freddie Mac(a) (1.5%)
1,000,000	1.350%, 5/23/14	1,003,172

	Total U.S. Government Agencies (Cost $3,504,781)	3,507,202

U.S. TREASURY NOTES (2.8%)
664,860	2.000%, 4/15/12(d)	679,352
1,000,000	0.500%, 5/31/13	1,001,055
150,000	2.000%, 1/31/16	152,918

	Total U.S. Treasury Notes (Cost $1,840,916)	1,833,325

Shares
PREFERRED STOCKS (5.5%)
	Financials (5.5%)
23,842	Duke Realty Corp. REIT, 8.375%	645,164
39,500	Fifth Third Capital Trust VI, 7.250%	998,560
40,000	Public Storage REIT, 7.000%(e)	1,034,400
36,000	Vornado Realty LP REIT, 7.875%	986,400

	Total Preferred Stocks (Cost $3,633,411)	3,664,524

INVESTMENT COMPANY (1.0%)
659,010	Federated Treasury Obligations Fund, Institutional Shares	659,010

	Total Investment Company (Cost $659,010)	659,010

Continued

Sterling Capital Short-Term Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
SHORT TERM INVESTMENTS (0.0%)
$ 102,608	BNY Mellon Institutional Cash Reserve, Series B	$26,422

	Total Short Term Investments (Cost $102,608)	26,422

Total Investments — 100.7% (Cost $66,288,198)		66,780,416
Net Other Assets (Liabilities) — (0.7)%		(436,569)

NET ASSETS — 100.0%		$66,343,847

(a)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the final maturity date.
(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Inflation protection security. Principal amount periodically adjusted for inflation.
(e)	Represents that all or a portion of the security was on loan as of June 30, 2011.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (5.5%)
$2,852,976	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	$2,946,227
2,000,000	Freddie Mac, Series K701, Class A2, 3.882%, 11/25/17(a)	2,090,964
4,052,071	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	4,313,398
909,417	Ginnie Mae, Series 1999-17, Class F, 0.486%, 5/16/29(a)	909,161

	Total Collateralized Mortgage Obligations (Cost $10,122,648)	10,259,750

CORPORATE BONDS (8.6%)
	Financials (8.6%)
1,570,000	Aflac, Inc., 8.500%, 5/15/19	1,920,116
3,000,000	General Electric Capital Corp., 2.800%, 1/8/13	3,076,170
1,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,073,101
2,000,000	MBNA Corp., 5.000%, 6/15/15	2,120,334
2,000,000	Metropolitan Life Global Funding I, 2.000%, 1/10/14(b)	2,010,850
3,000,000	Morgan Stanley, GMTN, 5.750%, 8/31/12	3,158,070
2,000,000	Simon Property Group LP REIT, 10.350%, 4/1/19	2,768,422

	Total Corporate Bonds (Cost $15,816,113)	16,127,063

MORTGAGE-BACKED SECURITIES (24.5%)
	Fannie Mae(c) (14.8%)
1,944,937	5.000%, 1/1/18, Pool #650205	2,102,374
1,780,493	4.500%, 3/1/18, Pool #555292	1,905,229
1,989,342	3.584%, 9/1/20, Pool #FN0000	1,976,946
5,000,000	4.000%, 7/15/26(d)	5,207,810
865,400	5.500%, 1/1/33, Pool #678321	942,370
1,390,309	5.000%, 7/1/33, Pool #724965	1,488,406
699,991	5.000%, 8/1/33, Pool #724365	749,015
179,128	5.000%, 8/1/33, Pool #738751	191,485
475,424	5.000%, 10/1/33, Pool #753298	508,639
2,025,837	6.500%, 11/1/34, Pool #783476	2,295,342
4,760,095	5.500%, 9/1/35, Pool #835787	5,176,028
1,480,216	6.000%, 7/1/37, Pool #938378	1,627,178
3,219,094	5.500%, 8/1/37, Pool #946238	3,475,561

		27,646,383

	Freddie Mac(c) (6.5%)
2,238,959	4.500%, 2/1/18, Pool #E94445	2,393,015
4,805,281	3.500%, 12/1/25, Pool #G14007	4,900,908
3,481,915	5.500%, 2/1/29, Pool #A18613	3,788,337
1,038,186	6.000%, 8/1/37, Pool #P51312	1,132,287

		12,214,547

	Ginnie Mae (3.2%)
684,367	6.500%, 12/20/38, Pool #4311	757,509
808,830	6.500%, 1/20/39, Pool #4338	895,274
1,267,760	5.000%, 11/20/38, Pool #4283	1,361,522
2,778,979	5.500%, 8/20/39, Pool #4514	3,017,798

		6,032,103

	Total Mortgage-Backed Securities (Cost $43,397,012)	45,893,033

Principal Amount		Fair Value
MUNICIPAL BONDS (2.1%)
	New York (1.1%)
$1,950,000	New York State, Build America Bonds, G.O., 4.090%, 3/1/18	$1,999,257

	North Carolina (1.0%)
1,855,000	Brunswick County, NC, Enterprise System Water Utility Improvements Revenue, Build America Bonds, Recovery Zone Economic Development Project, Callable 4/1/20 @ 100, 5.050%, 4/1/22	1,878,429

	Total Municipal Bonds (Cost $3,903,113)	3,877,686

U.S. GOVERNMENT AGENCIES (46.9%)
	Fannie Mae(c) (21.2%)
4,000,000	0.216%, 10/18/12(a)	4,003,016
2,000,000	0.400%, 2/1/13, Series 1(a)	2,003,098
3,000,000	4.050%, 2/22/13	3,177,291
5,000,000	1.000%, 4/12/16, STEP	5,010,525
6,290,000	2.500%, 7/28/22, STEP	6,299,875
2,450,000	2.000%, 5/23/23, Series 1, STEP	2,447,288
1,000,000	2.000%, 6/30/25, STEP	1,002,968
2,400,000	2.000%, 12/15/25, STEP	2,403,002
2,000,000	1.000%, 1/20/26, STEP	1,999,760
2,000,000	1.000%, 1/28/26, STEP	2,000,198
5,000,000	1.000%, 2/17/26, STEP	4,999,395
4,432,000	2.000%, 2/25/26, Series 1, STEP	4,438,258

		39,784,674

	Federal Farm Credit Bank (17.4%)
4,920,000	0.219%, 1/25/13, Series 1(a)	4,920,182
10,000,000	4.670%, 2/27/18	11,160,890
14,800,000	5.050%, 12/21/21	16,464,216

		32,545,288

	Federal Home Loan Bank (1.6%)
3,000,000	3.000%, 5/18/26, STEP	2,987,592

	Freddie Mac(c) (1.2%)
2,000,000	4.875%, 6/13/18(e)	2,273,162

	Private Export Funding Corp. (5.5%)
4,350,000	4.974%, 8/15/13	4,752,210
5,000,000	4.550%, 5/15/15	5,568,175

		10,320,385

	Total U.S. Government Agencies (Cost $85,055,464)	87,911,101

U.S. TREASURY NOTES (14.0%)
7,756,700	2.000%, 4/15/12(f)	7,925,773
2,000,000	4.625%, 2/15/17	2,282,032
4,000,000	3.500%, 2/15/18	4,291,564
5,000,000	3.625%, 8/15/19	5,327,345
5,000,000	6.250%, 8/15/23	6,342,970

	Total U.S. Treasury Notes (Cost $26,195,778)	26,169,684

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (1.0%)
1,871,354	Federated Treasury Obligations Fund, Institutional Shares	$1,871,354

	Total Investment Company (Cost $1,871,354)	1,871,354

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.2%)
$ 108,843	BNY Mellon Institutional Cash Reserve, Series B	28,027
2,223,657	BNY Mellon Overnight Government Fund	2,223,657

	Total Securities Held as Collateral for Securities on Loan (Cost $2,332,500)	2,251,684

Total Investments — 103.8% (Cost $188,693,982)		194,361,355
Net Other Assets (Liabilities) — (3.8)%		(7,101,060)

NET ASSETS — 100.0%		$187,260,295

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(d)	Represents securities purchased on a when-issued basis. At June 30, 2011, total cost of investments purchased on a when-issued basis was $5,209,375.
(e)	Represents that all or a portion of the security was on loan as of June 30, 2011.
(f)	Inflation protection security. Principal amount periodically adjusted for inflation.

G.O. — General Obligation

GMTN — Global Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (2.9%)
$2,300,000	Capital One Multi-Asset Execution Trust, Series 2004-A1, Class A1, 0.397%, 12/15/16(a)	$2,293,672
2,154,000	Chase Issuance Trust, Series 2007-A13, Class A13, 0.227%, 7/15/14(a)(b)	2,152,632
1,495,517	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	1,473,415
4,100,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.247%, 10/15/15(a)	4,093,587
2,026,803	RAAC, Series 2004-SP1, Class AI3, STEP, 5.618%, 3/25/34	2,077,412

	Total Asset Backed Securities (Cost $12,055,370)	12,090,718

COLLATERALIZED MORTGAGE OBLIGATIONS (10.9%)
1,998,779	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.205%, 4/25/35(a)	1,947,990
1,304,496	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,319,942
2,651,475	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	2,664,425
1,784,884	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	1,803,456
615,895	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	621,929
1,773,748	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	1,772,960
4,141,325	Fannie Mae, Series 2011-31, Class DA, 3.500%, 11/25/28(c)	4,232,686
1,632,568	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33(c)	1,713,577
1,556,986	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33(c)	1,613,600
2,586,709	Fannie Mae, Series 2008-29, Class BG, 4.700%, 12/25/35(c)	2,748,229
1,123,415	First Horizon Asset Securities, Inc., Series 2003-5, Class 1A19, 5.500%, 7/25/33	1,165,380
1,092,560	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15(c)	1,161,569
1,475,320	Freddie Mac, Series 3773, Class AL, 3.250%, 6/15/25(c)	1,507,914
3,287,479	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	3,535,387
1,409,745	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,421,983
426,121	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	451,073
2,058,338	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	2,081,980
1,923,543	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	1,951,973
1,007,992	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.027%, 12/25/34(a)	918,457
2,580,261	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.520%, 6/25/34(a)	2,425,884
2,193,928	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	2,310,713

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,001,575	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	$993,559
2,224,856	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.745%, 1/25/35(a)	2,044,077
2,411,719	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.814%, 10/25/35(a)	2,168,840
1,386,585	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	1,445,462

	Total Collateralized Mortgage Obligations (Cost $45,411,822)	46,023,045

COMMERCIAL MORTGAGE-BACKED SECURITIES (9.9%)
936,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42(a)	995,945
2,264,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.352%, 11/10/42(a)	2,300,330
1,028,178	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	1,037,460
3,848,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.394%, 7/15/44(a)	3,898,709
2,050,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	2,225,131
825,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4, 5.230%, 12/15/40(a)	892,849
1,620,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	1,672,503
700,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	749,996
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,813,326
2,214,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(d)	2,203,699
3,080,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	3,276,389
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	2,653,915
3,700,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	4,004,151
2,390,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.648%, 3/12/44(a)	2,481,540
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,088,641
3,600,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	3,752,405
2,807,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	2,873,528

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$716,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.440%, 12/15/44(a)	$776,038
2,281,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(d)	2,338,173

	Total Commercial Mortgage-Backed Securities (Cost $40,402,415)	42,034,728

CORPORATE BONDS (27.4%)
	Consumer Discretionary (4.2%)
1,270,000	CBS Corp., 8.875%, 5/15/19	1,618,946
3,100,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(b)	4,312,537
3,790,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/12	3,886,027
4,152,000	NBCUniversal Media LLC, 5.950%, 4/1/41(d)	4,222,136
3,670,000	News America, Inc., 6.150%, 2/15/41(b)(d)	3,635,634

		17,675,280

	Consumer Staples (1.4%)
2,125,000	Altria Group, Inc., 9.950%, 11/10/38	2,985,723
2,851,000	Lorillard Tobacco Co., 6.875%, 5/1/20	3,093,135

		6,078,858

	Energy (1.3%)
1,750,000	Energy Transfer Partners LP, 9.000%, 4/15/19	2,175,947
2,688,000	NuStar Logistics LP, 7.650%, 4/15/18(b)	3,210,741

		5,386,688

	Financials (15.3%)
586,000	Aflac, Inc., 8.500%, 5/15/19	716,680
3,425,000	Bear Stearns Cos. LLC (The), 7.250%, 2/1/18(b)	4,067,157
3,016,000	Colonial Realty LP, 6.250%, 6/15/14	3,233,523
3,958,000	Credit Suisse AG, 5.400%, 1/14/20	4,006,992
3,445,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13(b)	3,681,592
1,950,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15(b)	2,106,310
5,500,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	6,226,094
2,595,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	3,019,394
3,920,000	Health Care REIT, Inc., 4.950%, 1/15/21(b)	3,819,342
2,100,000	ING Bank NV, 4.000%, 3/15/16(b)(d)	2,125,280
1,817,000	Jefferies Group, Inc., 8.500%, 7/15/19(b)	2,148,940
959,000	KeyCorp, MTN, 5.100%, 3/24/21(b)	976,735
3,376,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)(d)	3,396,486
3,744,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	4,142,429
2,250,000	MetLife, Inc., 6.750%, 6/1/16	2,618,899
1,992,000	Morgan Stanley, 4.750%, 4/1/14	2,076,433
3,499,000	Morgan Stanley, MTN, 6.625%, 4/1/18(b)	3,854,474
1,757,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)(b)	2,051,298
1,882,000	Simon Property Group LP REIT, 10.350%, 4/1/19	2,605,085
1,272,000	U.S. Bank N.A., 3.778%, 4/29/20(a)	1,316,917
1,396,000	Ventas Realty LP/Ventas Capital Corp. REIT, 4.750%, 6/1/21(b)	1,362,712
1,240,000	WEA Finance LLC, 4.625%, 5/10/21(b)(d)	1,203,367

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$4,040,000	ZFS Finance USA Trust II, 6.450%, 12/15/65(a)(d)	$4,100,600

		64,856,739

	Industrials (2.0%)
4,089,000	Corrections Corp. of America, 6.250%, 3/15/13(b)	4,099,223
4,293,000	Verisk Analytics, Inc., 5.800%, 5/1/21(b)	4,553,581

		8,652,804

	Materials (2.4%)
4,779,000	Sealed Air Corp., 6.875%, 7/15/33(d)	4,208,822
3,806,000	Vale Overseas, Ltd., 6.875%, 11/21/36	4,132,502
1,459,000	Xstrata Finance Canada, Ltd., 5.800%, 11/15/16(d)	1,633,921

		9,975,245

	Telecommunication Services (0.8%)
1,965,000	Crown Castle International Corp., 9.000%, 1/15/15	2,132,025
1,306,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(b)	1,294,596

		3,426,621

	Total Corporate Bonds (Cost $111,953,867)	116,052,235

MORTGAGE-BACKED SECURITIES (40.0%)
	Fannie Mae(c) (18.1%)
19,786	6.000%, 10/1/13, Pool #252061	21,597
90,808	5.000%, 8/1/20, Pool #832058	98,216
269,902	5.000%, 8/1/20, Pool #838787	291,919
46,831	5.000%, 5/1/22, Pool #256716	50,374
531,571	6.000%, 7/1/22, Pool #944967	581,539
1,090,752	5.000%, 5/1/23, Pool #976197	1,171,546
243,817	5.000%, 10/1/24, Pool #AD0339	261,877
608,739	5.000%, 9/1/25, Pool #255892	655,351
6,887,000	4.000%, 12/1/25, Pool #AH0973	7,188,697
12,667,000	3.500%, 6/1/26, Pool #AB3171	12,921,060
1,293,425	5.500%, 2/1/27, Pool #256600	1,404,826
301,376	6.500%, 1/1/35, Pool #809198	342,412
1,867,976	5.500%, 3/1/35, Pool #787561	2,031,198
177,391	6.000%, 4/1/35, Pool #735503	196,777
167,185	7.000%, 6/1/35, Pool #255820	192,408
255,585	7.000%, 6/1/35, Pool #830686	294,144
1,206,139	5.500%, 10/1/35, Pool #817568	1,311,530
557,832	6.500%, 3/1/36, Pool #866062	632,304
344,963	6.500%, 7/1/36, Pool #885493	391,016
2,886,217	6.000%, 7/1/37, Pool #940807	3,175,478
505,694	6.000%, 9/1/37, Pool #955005	556,376
3,669,816	5.500%, 6/1/38, Pool #257231	3,972,132
2,054,558	4.746%, 7/1/38, Pool #981430(a)	2,186,574
3,086,255	5.000%, 1/1/39, Pool #995245	3,285,430
5,405,886	4.500%, 1/1/40, Pool #AC8568	5,602,640
6,007,367	4.500%, 6/1/40, Pool #AD6432	6,224,134
3,926,082	5.000%, 6/1/40, Pool #AB1149	4,179,456
1,909,028	5.000%, 6/1/40, Pool #AD4927	2,032,229
1,843,871	5.000%, 6/1/40, Pool #AD8718	1,962,868
1,435,681	5.000%, 6/1/40, Pool #AD8842	1,527,886
3,740,204	4.500%, 8/1/40, Pool #AE2305	3,875,164
3,323,299	4.000%, 3/1/41, Pool #AH8824	3,327,989

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(c) — (continued)
$4,811,257	4.500%, 5/1/41, Pool #AI1023	$4,985,241

		76,932,388

	Freddie Mac(c) (14.5%)
649,136	5.000%, 5/1/20, Pool #B19275	701,478
809,332	5.500%, 10/1/21, Pool #G12425	875,780
532,478	5.000%, 12/1/21, Pool #J04025	573,916
957,988	5.000%, 7/1/25, Pool #C90908	1,029,846
1,821,540	4.000%, 8/1/25, Pool #E02710	1,899,912
1,438,990	5.500%, 7/1/35, Pool #A36540	1,564,503
504,774	6.000%, 7/1/35, Pool #A36304	557,336
850,363	5.000%, 3/1/36, Pool #G08115	907,223
245,917	6.500%, 5/1/36, Pool #A48509	277,568
272,741	5.000%, 7/1/36, Pool #G02291	290,296
375,117	6.000%, 8/1/37, Pool #A64067	412,888
4,447,573	6.000%, 8/1/37, Pool #A64401	4,902,351
1,218,947	6.000%, 8/1/37, Pool #A64981	1,341,683
1,005,981	5.500%, 1/1/38, Pool #A71523	1,089,167
910,957	5.500%, 3/1/38, Pool #G04044	985,432
6,044,290	5.500%, 10/1/38, Pool #G04814	6,544,102
9,442,000	5.000%, 2/1/39, Pool #G05253	10,037,931
9,540,572	5.500%, 1/1/40, Pool #G06021	10,329,496
6,418,560	5.000%, 6/1/40, Pool #C03479	6,827,679
2,647,771	3.759%, 7/1/40, Pool #1B4948(a)	2,780,092
4,707,210	5.000%, 7/1/40, Pool #A93070	5,007,247
2,538,035	4.000%, 9/1/40, Pool #A93643	2,539,595

		61,475,521

	Ginnie Mae (7.4%)
2,013,158	5.500%, 1/15/39, Pool #646685	2,217,619
9,513,559	4.500%, 3/15/39, Pool #697957	10,080,408
3,114,793	4.500%, 2/15/40, Pool #737031	3,293,569
1,436,685	5.000%, 2/15/40, Pool #737037	1,559,102
4,747,727	4.500%, 9/20/40, Pool #4801	5,007,121
4,200,000	4.000%, 7/15/41(e)	4,278,095
2,718,000	5.000%, 7/15/41(e)	2,943,934
1,762,000	5.500%, 7/15/41(e)	1,938,750

		31,318,598

	Total Mortgage-Backed Securities (Cost $167,478,575)	169,726,507
MUNICIPAL BONDS (3.0%)
	California (1.4%)
1,285,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	1,486,604
780,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	812,198
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @100, 6.538%, 7/1/39	3,870,459

		6,169,261

	New York (1.6%)
1,785,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 8/1/11 @ 100 (G.O. of Authority), 5.500%, 7/15/15	1,790,016

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York — (continued)
$1,735,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Build America Bonds Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	$1,820,258
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	3,032,617

		6,642,891

	Total Municipal Bonds (Cost $12,314,255)	12,812,152

U.S. TREASURY NOTES (3.1%)
2,068,000	1.750%, 5/31/16	2,071,226
10,969,000	4.500%, 8/15/39	11,215,803

	Total U.S. Treasury Notes (Cost $13,223,022)	13,287,029

Shares
PREFERRED STOCKS (1.1%)
	Financials (1.1%)
75,600	Citigroup Capital XIII, 7.875%	2,100,168
102,026	Fifth Third Capital Trust VI, 7.250%	2,579,217

	Total Preferred Stocks (Cost $4,524,092)	4,679,385

INVESTMENT COMPANY (2.9%)
12,484,742	Federated Treasury Obligations Fund, Institutional Shares	12,484,742

	Total Investment Company (Cost $12,484,742)	12,484,742

Principal Amount
SHORT TERM INVESTMENTS (0.0%)
$596,576	BNY Mellon Institutional Cash Reserve, Series B	153,618

	Total Short Term Investments (Cost $596,576)	153,618

Total Investments — 101.2% (Cost $420,444,736)		429,344,159
Net Other Assets (Liabilities) — (1.2)%		(5,205,002)

NET ASSETS — 100.0%		$424,139,157

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the final maturity date.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

institution with the objective of returning the entities to normal business operations.
(d)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(e)	Represents securities purchased on a when-issued basis. At June 30, 2011, total cost of investments purchased on a when-issued basis was $9,191,714.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

N.A. — North America

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.5%)
	Kentucky (97.5%)
$75,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	$81,128
185,000	Campbell & Kenton Counties, KY, Sanitation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	198,076
375,000	Casey County, KY, Public Properties Corp., First Mortgage Revenue, Judicial Center Project, Callable 8/1/12 @ 100, OID, 4.500%, 8/1/16	386,693
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	553,870
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (Assured Guaranty), 5.250%, 2/1/18	320,685
330,000	Christian County, KY, School District Finance Corp., Energy Conservation Revenue, OID, 3.700%, 8/1/14	356,756
85,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvements Revenue (CIFG), 4.375%, 9/1/17	93,105
300,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/15	340,449
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/19	587,925
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	111,220
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	568,465
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	342,408
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	548,635
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	558,991
620,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	675,409
500,000	Kentucky Economic Development Finance Authority, Catholic Health Revenue, Series B, 5.000%, 5/1/39(a)	556,615
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Refunding Revenue, Series A, 5.000%, 6/1/16	527,710

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	$569,802
250,000	Kentucky Housing Corp. Refunding Revenue, Series B, 2.950%, 7/1/15	257,390
500,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (AGM), 5.000%, 9/1/20	561,415
165,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	189,699
255,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	280,046
500,000	Kentucky Rural Water Finance Corp., Refunding & Improvements Revenue, Flexible Term Program, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	534,270
410,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	475,612
530,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	571,859
385,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	433,025
105,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	119,841
500,000	Kentucky Turnpike Authority, Revitalization Projects Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/25	506,870
500,000	Kentucky Turnpike Authority, Revitalization Projects Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	537,320
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	268,619
265,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	294,738
415,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	430,293
400,000	Louisville & Jefferson County, KY, Metropolitan Government First Mortgage Christian Church Homes Revenue, Callable 8/1/11 @ 100, OID, 6.125%, 11/15/18	400,568
605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100 (AGM), 5.000%, 5/15/19	671,362
730,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	824,163

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$590,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Revenue, Series A, Callable 11/15/11 @ 101 (NATL-RE), 5.500%, 5/15/34	$603,216
500,000	Louisville Kentucky Regional Airport Authority Refunding Revenue, Series B, 3.000%, 7/1/15	518,750
240,000	Monroe County, KY, School District Finance Corp., Monroe County School Building Revenue, Callable 8/1/11 @ 100, OID, 4.300%, 10/1/18	240,300
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (Assured Guaranty), 5.250%, 9/15/21	604,197
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	635,404
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	731,904
250,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	278,925
300,000	Rowan County, KY, School District Finance Corp., Rowan County School Building Revenue, OID, 4.000%, 11/1/17	335,874
490,000	Russell, KY, Bon Secours Health System, Inc. Refunding Revenue, Series A, Callable 11/15/12 @ 100, OID, 5.625%, 11/15/30	490,960
225,000	Somerset, KY, Water System Revenue, Series B, Callable 8/1/11 @ 100 (AGM), OID, 4.375%, 12/1/18	225,324
500,000	Versailles, KY, Water Utility Improvements Revenue, Callable 12/1/11 @ 101 (NATL-RE), 4.250%, 12/1/13	513,285
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	402,645
380,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/17	412,509

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$500,000	Western Kentucky University, KY, General Receipts Revenue (Assured Guaranty), 3.000%, 9/1/13	$523,530

	Total Municipal Bonds (Cost $20,244,177)	21,251,855

Shares
INVESTMENT COMPANY (1.8%)
388,699	Federated Tax-Free Obligations Fund, Institutional Class	388,699

	Total Investment Company (Cost $388,699)	388,699

Total Investments — 99.3% (Cost $20,632,876)		21,640,554
Net Other Assets (Liabilities) — 0.7%		144,075

NET ASSETS — 100.0%		$21,784,629

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (94.9%)
	District of Columbia (1.4%)
$155,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 7/1/12	$162,048
320,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/13	340,086

		502,134

	Maryland (93.5%)
580,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 71st Issue G.O., 5.000%, 2/1/17	684,052
75,000	Baltimore, MD, Waste Water Project Revenue, Series D, Callable 7/1/17 @ 100 (AMBAC), 5.000%, 7/1/18	86,557
300,000	Baltimore, MD, Waste Water Projects Revenue, Series A, Callable 7/1/21 @ 100, 4.000%, 7/1/22	317,898
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	261,303
500,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	558,010
125,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.125%, 9/1/16	140,267
500,000	Frederick County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 2/1/18	561,215
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	585,485
225,000	Frederick, MD, Public Improvements G.O., Series A, 4.000%, 3/1/19	252,067
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	541,925
125,000	Howard County, MD, Certificates of Participation, Series A, 8.050%, 2/15/21	177,029
135,000	Howard County, MD, Certificates of Participation, Series B, 8.250%, 2/15/20	189,922
445,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 4.000%, 4/15/17	502,080
100,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series C, 3.850%, 9/1/15	104,451
250,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series K, 4.100%, 9/1/16	266,775
805,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	821,333
440,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	440,132
315,000	Maryland Community Development Administration, Residential Housing Revenue, Series B, 3.750%, 9/1/14	328,091
680,000	Maryland Community Development Administration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	716,564

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	$291,623
210,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	219,513
540,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/13	568,571
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/16	794,763
555,000	Maryland Environmental Service Revenue, Mid Shore II Regional Landfill, 4.000%, 11/1/17	606,415
95,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Revenue, OID, 4.000%, 7/1/18	99,825
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Revenue, OID, 4.250%, 7/1/19	263,525
570,000	Maryland Health & Higher Educational Facilities Authority, Board of Child Care Revenue, Callable 7/1/12 @ 100, 5.500%, 7/1/13	591,911
250,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/20	255,175
200,000	Maryland Health & Higher Educational Facilities Authority, Charlestown Community Refunding Revenue, OID, 2.650%, 1/1/13	200,616
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame Refunding Revenue, 4.000%, 10/1/19	945,819
200,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.125%, 7/1/12	209,758
1,100,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,273,756
45,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 8/1/11 @ 100, OID, 5.500%, 7/1/13	46,301
500,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Revenue, 5.000%, 5/15/46(a)	538,035
185,000	Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix Issue Revenue, Series A, Callable 8/4/11 @ 100 (AGM), 4.750%, 8/15/18	185,246
295,000	Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix Issue Revenue, Series B, Callable 8/1/11 @ 100 (AMBAC), 5.250%, 8/15/13	295,814

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$575,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, Callable 8/15/14 @ 100, OID, 5.375%, 8/15/24	$585,206
360,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton Revenue, Callable 8/1/11 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	360,382
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	331,617
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	349,654
405,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/20	423,290
635,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	625,126
400,000	Maryland Health & Higher Educational Facilities Authority, Suburban Hospital Refunding Revenue, Series A, 5.500%, 7/1/13	433,188
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/19	440,684
335,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, Callable 7/1/18 @ 100, 5.250%, 7/1/21	362,055
320,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	334,701
240,000	Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System Refunding Revenue, Series A (NATL-RE FHA), 4.000%, 1/1/12	243,674
265,000	Maryland State Department of Transportation County Transportation, Transit Improvements Revenue, Second Issue, 5.000%, 6/1/18	314,454
400,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	481,564
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	560,530
1,005,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	1,170,292
1,000,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 4.000%, 7/1/18	1,122,860
610,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 5.000%, 7/1/19	719,794

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	$583,395
330,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/15/16	385,420
275,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, Prerefunded 3/15/17 @ 100, 5.000%, 3/15/22	328,958
590,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	662,128
250,000	Maryland Water Quality Financing Adminis- tration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	292,653
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	262,507
250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	262,027
500,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Callable 6/1/15 @100, 5.000%, 6/1/24	537,485
480,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 5/1/15	551,626
700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	808,402
485,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	575,695
270,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, Callable 7/1/15 @ 100, 5.000%, 7/1/18	306,355
500,000	Montgomery County, MD, Department Liquor Control Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	516,730
1,000,000	Montgomery County, MD, Public Transportation Equipment Certificate of Participation, 4.000%, 5/1/17	1,084,180
250,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	284,033
500,000	Talbot County, MD, Public Improvements G.O., 5.000%, 12/15/16	593,605
500,000	University System of Maryland, Auxiliary Facility & Tuition Revenue, Unrefunded Balance, Series A, Callable 4/1/12 @ 100, 5.250%, 4/1/17	516,430
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	287,048

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$400,000	Westminster, MD, McDaniel College, Inc. Revenue, Callable 11/1/16 @ 100, 5.000%, 11/1/22	$412,548

		33,032,118

	Total Municipal Bonds (Cost $31,927,609)	33,534,252

Shares
INVESTMENT COMPANY (2.8%)
969,061	Federated Maryland Municipal Cash Trust	969,061

	Total Investment Company (Cost $969,061)	969,061

Total Investments — 97.7% (Cost $32,896,670)		34,503,313
Net Other Assets (Liabilities) — 2.3%		822,143

NET ASSETS — 100.0%		$35,325,456

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FHA — Federal Housing Authority

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

VA — Veterans Administration

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS (97.9%)
	North Carolina (97.9%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,118,900
1,760,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/11	1,757,378
1,045,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/12	1,037,037
2,335,000	Appalachian State University Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	2,602,474
2,655,000	Appalachian State University Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,784,511
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,125,886
725,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	757,676
1,000,000	Buncombe County, NC, Certificate of Participation, Callable 4/1/16 @ 100 (NATL-RE), 5.000%, 4/1/19	1,101,110
1,935,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,079,854
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,234,241
1,960,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 5.000%, 1/1/17	2,245,160
1,285,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,427,339
1,730,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,853,920
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,084,730
1,135,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,219,614
1,015,000	Catawba County, NC, Public School & Community College Improvements Project Cetificate of Participation, Callable 6/1/14 @ 100 (NATL-RE), 5.250%, 6/1/23	1,052,068
1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	1,123,050
1,000,000	Charlotte, NC, Airport Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,042,690
1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,420,480
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,085,530
905,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 8/1/11 @ 101, 5.500%, 6/1/14	918,005
1,415,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,610,341

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,000,000	Concord, NC, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	$2,208,940
1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	1,247,189
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	2,935,201
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,467,726
585,000	Dare County, NC, Certificates of Participation (AMBAC), 4.000%, 6/1/15	630,724
170,000	Davidson County, NC, G.O., Callable 6/1/17 @ 100 (AGM), 5.000%, 6/1/25	182,976
990,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute Revenue, 5.000%, 2/1/20	1,131,461
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,164,600
365,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/13	377,863
380,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/14	396,868
470,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/15	493,368
565,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/16	592,849
2,000,000	Fayetteville, NC, Public Works Commission Refunding Revenue, Series A, 5.000%, 3/1/16	2,320,080
305,000	Haywood County, NC, School Improvements G.O., Callable 5/1/16 @ 100 (XLCA), 5.000%, 5/1/17	346,230
1,000,000	Henderson County, NC, Certificates of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,138,670
1,030,000	Henderson County, NC, Limited Obligation Revenue, Series B, 4.000%, 12/1/16	1,141,714
450,000	Iredell County, NC, School Projects Certificate of Participation (AGM), 5.250%, 6/1/17	519,912
850,000	Johnston County, NC, Public Improvements G.O., Prerefunded 2/1/15 @ 100 (NATL-RE FGIC), 5.250%, 2/1/16	978,979
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	2,071,633
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,820,289
800,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	837,160
310,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), OID, 4.125%, 5/1/20	300,858
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,388,420
1,280,000	Monroe, NC, Combined Enterprise System Refunding Revenue (AGM), 4.000%, 3/1/19	1,369,421

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	$1,127,100
1,435,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,636,531
1,855,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/19	2,163,115
1,015,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/20	1,181,561
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 8/1/11 @ 100.5 (NATL-RE), 5.250%, 10/1/12	1,008,120
3,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 8/1/11 @ 100.5 (NATL-RE), OID, 5.000%, 10/1/19	3,009,660
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,091,150
1,050,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,131,690
1,905,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	2,074,564
2,035,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	2,227,572
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series B, OID, 4.000%, 1/1/18	2,133,200
2,360,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,893,620
2,115,000	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/19	2,262,246
5,000,000	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/20	5,365,350
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare Refunding Revenue, Series A, 4.000%, 1/1/16	2,133,260
2,065,000	North Carolina Medical Care Commission, Caromont Health Revenue (Assured Guaranty), OID, 3.500%, 2/15/19	2,091,060
990,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	989,901
2,000,000	North Carolina Medical Care Commission, First Mortgage Givens Estates Revenue, Series A, Prerefunded 7/1/13 @ 101, OID, 6.500%, 7/1/32	2,259,060

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,265,000	North Carolina Medical Care Commission, Firsthealth Carolina Refunding Revenue, Series C, OID, 4.000%, 10/1/18	$1,356,662
915,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	964,950
1,180,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,265,220
1,460,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,500,705
1,435,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,446,753
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,030,880
3,000,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, 5.000%, 6/1/20	3,347,010
1,580,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,685,860
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	2,022,690
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	1,064,870
2,000,000	North Carolina Medical Care Commission, Rex Healthcare Refunding Revenue, Series A, 5.000%, 7/1/17	2,226,380
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 8/1/11 @ 100, OID, 6.250%, 10/1/19	1,001,340
3,485,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36(a)	3,902,468
1,045,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,092,579
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,060,520
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,221,862
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/13	1,064,790

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	$1,151,100
925,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	1,036,111
1,470,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (AGM), 5.250%, 1/1/16	1,557,950
2,135,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (NATL-RE), 5.250%, 1/1/19	2,250,909
1,000,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/12	1,046,610
1,350,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/14	1,487,281
500,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/15	558,860
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,150,320
2,000,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,261,240
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,454,688
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,814,517
1,000,000	North Carolina State, Repair & Renovation Project, Certificates of Participation, Series B, Callable 6/1/14 @ 100, 5.000%, 6/1/21	1,051,560
1,080,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,244,398
1,720,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	2,021,224
1,085,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,254,141
115,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series A (NATL-RE), 5.000%, 6/1/18	130,998
1,520,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,622,858
1,105,000	Orange County, NC, Public Improvements Project Certificates of Participation, Series A, Callable 4/1/16 @ 100 (AMBAC), 5.000%, 4/1/19	1,211,036
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,248,385
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,123,630
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 8/1/11 @ 100, OID, 5.500%, 12/1/15	2,623,756
2,700,000	Raleigh Durham Airport Authority Refunding Revenue, Series B, 3.000%, 11/1/16	2,840,319

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,150,000	Raleigh Durham Airport Authority Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	$2,259,543
4,545,000	Raleigh, NC, Combined Enterprise Systems Revenue, Callable 3/1/14 @ 100, 5.000%, 3/1/31	4,650,626
500,000	Randolph County, NC, Certificates of Participation (AMBAC), 4.250%, 2/1/15	543,260
415,000	Randolph County, NC, Refunding Certificate of Participation (AGM), 5.000%, 6/1/15	465,584
1,400,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,605,632
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,127,011
160,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	160,707
2,000,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,372,680
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,254,524
1,160,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, 4.000%, 10/1/15	1,287,878
3,260,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,760,312
3,095,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,595,400
1,485,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,669,853
1,975,000	University of North Carolina System Pool Refunding Revenue, The University of North Carolina at Greensboro, Series B2, 5.000%, 4/1/17	2,297,853
1,565,000	University of North Carolina System Pool Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	1,687,273
1,005,000	University of North Carolina System Pool Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,138,504
890,000	University of North Carolina System Pool Revenue, Series A, Callable 4/1/13 @ 100 (AMBAC), 5.250%, 4/1/21	932,845
500,000	University of North Carolina System Pool Revenue, Series B (AMBAC), 4.000%, 4/1/14	524,445
1,000,000	Wilkes County, NC, Certificates of Participation (NATL-RE), OID, 4.000%, 6/1/13	1,054,650
1,000,000	Wilson, NC, Public Improvements Project Certificates of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,140,580

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	$1,143,900
1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Prerefunded 6/1/15 @ 100, 5.000%, 6/1/20	1,156,580

	Total Municipal Bonds (Cost $195,569,531)	204,750,955

Shares
INVESTMENT COMPANY (1.1%)
2,366,527	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	2,366,527

	Total Investment Company (Cost $2,366,527)	2,366,527

Total Investments — 99.0% (Cost $197,936,058)		207,117,482
Net Other Assets (Liabilities) — 1.0%		2,053,967

NET ASSETS — 100.0%		$209,171,449

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.6%)
	South Carolina (97.6%)
$1,000,000	Anderson Regional Joint Water System Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,082,020
1,000,000	Beaufort County School District, Refunding G.O., SC, Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,059,070
400,000	Beaufort County School District, Refunding G.O., SC, Series D, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/23	446,932
615,000	Beaufort County, SC, New River Redevelopment Project Area Tax Increment Revenue, Callable 12/1/12 @ 100 (NATL-RE), 5.500%, 6/1/16	653,001
505,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	510,863
250,000	Camden, SC, Public Utilities Improvements Refunding Revenue (NATL-RE FGIC), OID, 3.500%, 3/1/12	254,955
290,000	Camden, SC, Public Utilities Improvements Refunding Revenue, Callable 3/1/14 @ 100 (NATL-RE FGIC), 5.000%, 3/1/15	314,557
80,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 4.250%, 7/1/13	84,626
125,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 4.500%, 7/1/15	137,317
735,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	839,341
310,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	354,088
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	673,588
465,000	Charleston County, SC, Charleston Public Facilities Corp., Refunding Certificate Participation, Callable 6/1/15 @ 100 (NATL-RE), 5.125%, 6/1/18	511,881
310,000	Charleston County, SC, Hospital Facilities Care Alliance Health Revenue, Series B1 (AGM), 5.000%, 8/15/16	349,199
660,000	Chesterfield County School District, SC, Refunding Certificate Participation, Chesterfield School Facilities Inc., Callable 2/1/13 @ 100 (XLCA), OID, 3.500%, 2/1/14	670,560
880,000	Chesterfield County School District, SC, Refunding G.O. (SCSDE), 4.000%, 3/1/16	970,763
400,000	Chesterfield County School District, SC, Refunding G.O. (SCSDE), 4.000%, 3/1/19	436,720
185,000	Coastal Carolina University, SC, Refunding Revenue (XLCA), 4.000%, 6/1/17	198,533
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	533,107
120,000	Colleton County, SC, School Improvements G.O., Callable 8/1/11 @ 100 (AGM, State Aid Withholding), OID, 4.200%, 3/1/12	120,356

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$350,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/14	$385,599
345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	387,373
175,000	Dorchester County, SC, Waterworks Revenue (NATL-RE), 5.000%, 10/1/15	196,600
670,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	739,177
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	215,026
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	136,390
440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	463,382
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	366,158
260,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (AGM, SCSDE), 5.000%, 3/1/16	271,976
200,000	Grand Strand Water & Sewer Authority, SC, Water Works & Sewer System Refunding Revenue, Callable 6/1/12 @ 100 (AGM), 5.375%, 6/1/14	208,402
750,000	Greenville County, SC, School District Installment Purchase Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	789,067
500,000	Greenville, SC, Hospital System Board Facilities Refunding Revenue, Series A, Callable 5/1/18 @100, 5.250%, 5/1/22	537,560
260,000	Greenville, SC, Hospital System Board Facilities Revenue, Callable 8/1/11 @ 101 (AMBAC), 5.500%, 5/1/26	261,651
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (NATL-RE), OID, 4.600%, 4/1/15	102,343
380,000	Greenville, SC, Waterworks Revenue, Prerefunded 2/1/13 @ 100, 5.250%, 2/1/19	409,192
395,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	409,086
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	546,403
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,260,141
250,000	Horry County School District, SC, School Improvements G.O., Series A, Prerefunded 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	258,620
325,000	Horry County School District, SC, School Improvements G.O., Series B, Callable 3/1/17 @ 100 (NATL-RE, SCSDE), 5.000%, 3/1/21	362,502
500,000	Kershaw County, SC, Public Schools Foundation Installment Power, Refunding Revenue, Kershaw County School District Project (CIFG), 5.000%, 12/1/16	549,425

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$645,000	Lancaster Educational Assistance Program, Inc., Lancaster County School District Project Revenue, Callable 12/1/14 @ 100, 5.250%, 12/1/17	$699,025
340,000	Laurens County School District No. 55, SC, School Improvements Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	349,282
825,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	917,227
480,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/16	538,382
1,010,000	Lexington County, SC, School District No. 1, Refunding G.O., Callable 3/1/17 @ 100 (SCSDE), 5.125%, 3/1/21	1,133,119
500,000	Lexington County, SC, School District No. 3, Refunding G.O., Callable 3/1/12 @ 102 (AGM), 5.000%, 3/1/16	523,270
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,128,710
890,000	Lexington, SC, Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/22	990,890
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	531,370
400,000	Mount Pleasant, SC, Public Improvements G.O., 4.000%, 12/1/12	421,304
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	136,036
365,000	Myrtle Beach, SC, Recreational Facilities Improvements, Special Tax Revenue, 4.000%, 3/1/19	393,777
310,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.000%, 12/1/12	324,006
790,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.250%, 12/1/14	865,571
750,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	786,997
725,000	Orangeburg Joint Governmental Action Authority Capital, Orangeburg County Project Revenue (NATL-RE), 5.000%, 4/1/13	756,922
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	490,728
830,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	930,247
435,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	486,869
400,000	Renewable Water Resources Sewage System, SC, Refunding Revenue, Series A, Callable 1/1/20 @ 100, 5.000%, 1/1/21	452,908

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Richland County School District No. 1, SC, School Improvements G.O., Callable 3/1/13 @ 101 (AGM, SCSDE), OID, 4.750%, 3/1/24	$1,057,130
125,000	Richland County School District No. 1, SC, School Improvements G.O., Callable 3/1/13 @ 101 (AGM, SCSDE), OID, 4.750%, 3/1/27	128,054
205,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	229,200
410,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue (AGM), 5.000%, 12/1/14	456,363
520,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	573,373
750,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	815,183
545,000	Scago Educational Facilities Corp. for Spartanburg School District No. 5, SC, Spartanburg County Project Revenue, Callable 10/1/15 @ 100 (AGM), 5.000%, 4/1/21	574,877
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	554,585
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	548,535
250,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, Furman University Revenue, 5.000%, 10/1/18	287,687
180,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/15	191,191
190,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/16	202,059
325,000	South Carolina Jobs-Economic Development Authority, Coastal Housing Foundation Revenue, Series A, OID, 5.500%, 4/1/20	340,171
775,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	798,049
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	533,915
250,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, 5.000%, 2/1/16	279,100
550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	610,566

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$300,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, Prerefunded 8/1/13 @ 100, 6.875%, 8/1/27	$339,249
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Prerefunded 1/1/12 @ 101 (AGM), 5.250%, 1/1/17	155,295
540,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	585,284
140,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC) , 5.000%, 1/1/26	148,200
525,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	559,088
690,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	745,000
450,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.250%, 10/1/21	468,445
750,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.000%, 10/1/25	756,803
305,000	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue, Series B (AMBAC), 5.250%, 10/1/11	308,764
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	569,865
475,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	536,531
435,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	455,397
400,000	Spartanburg County School District No. 1, SC, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	431,840
710,000	Spartanburg County, SC, Public Works Project Revenue, Callable 4/1/19 @ 100, OID, 4.875%, 4/1/29	726,749
325,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	347,331
500,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	540,650

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Sumter County, SC, Public Improvements G.O., 5.000%, 3/1/13	$1,073,860
250,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 5.000%, 12/15/13	271,015
830,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 4.500%, 12/15/16	907,813
500,000	University of South Carolina Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	525,475
250,000	University of South Carolina Revenue, Series A, Callable 5/1/13 @ 100 (AMBAC), OID, 4.750%, 5/1/27	252,173
280,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	309,585
370,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	430,451

	Total Municipal Bonds (Cost $49,826,115)	51,539,091

Shares
INVESTMENT COMPANY (1.2%)
621,967	Federated Tax-Free Obligations Fund, Institutional Class	621,967

	Total Investment Company (Cost $621,967)	621,967

Total Investments — 98.8% (Cost $50,448,082)		52,161,058
Net Other Assets (Liabilities) — 1.2%		624,972

NET ASSETS — 100.0%		$52,786,030

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.5%)
	District of Columbia (1.3%)
$1,000,000	Metropolitan Washington Airports Authority Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,089,560
400,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	443,176

		1,532,736

	Virginia (96.2%)
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,176,270
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,198,590
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Refunding Revenue, 5.000%, 7/1/18	1,117,110
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR NATL-RE), 5.500%, 7/1/25	1,254,803
2,100,000	Chesapeake Economic Development Authority, Pollution Control Refunding Revenue, 3.600%, 2/1/32(a)	2,166,465
1,805,000	Chesapeake Hospital Authority, VA, Chesapeake General Hospital Refunding Revenue, Series A, Callable 7/1/14 @ 101, 5.250%, 7/1/17	1,950,284
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,188,682
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,576,891
675,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/21	761,670
600,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/22	668,976
1,750,000	Dinwiddie County, VA, Industrial Development Authority Refunding Revenue, Series B, Callable 2/15/14 @ 100 (NATL-RE), 5.000%, 2/15/24	1,778,840
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project Refunding Revenue (AGM-CR), OID, 5.250%, 8/15/19	1,119,000
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 4.000%, 5/15/14	1,076,110
795,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 5.000%, 5/15/18	910,243
915,000	Fairfax County, VA, Redevelopment & Housing Authority Refunding Revenue, 3.500%, 10/1/18	991,567
1,500,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/16	1,656,735

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,150,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/17	$1,270,658
1,275,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.250%, 6/15/19	1,413,108
1,000,000	Hampton, VA, Public Improvements Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,152,070
775,000	Harrisonburg, VA, Refunding G.O., Series B (State Aid Withholding), 5.000%, 7/15/18	914,058
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,141,200
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,167,350
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,208,935
580,000	Middlesex County, VA, Industrial Development Authority Refunding Revenue, Callable 8/1/14 @ 101 (NATL-RE), 4.000%, 8/1/20	585,574
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,585,379
1,315,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,512,092
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,065,530
1,155,000	Newport News Economic Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,234,118
1,105,000	Newport News, VA, Refunding G.O., Series B (State Aid Withholding), 5.000%, 2/1/15.	1,258,208
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,214,890
500,000	Norfolk, VA, Bond Anticipation Notes Refunding G.O., Series A, Callable 7/1/12 @ 100, 3.000%, 1/1/14	511,420
1,000,000	Norfolk, VA, Parking Systems Refunding Revenue, Series B (AMBAC), 5.000%, 2/1/13	1,047,250
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 8/1/11 @ 100 (AGM), 5.125%, 11/1/11	1,034,233
200,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 8/1/11 @ 100 (AGM), 5.125%, 11/1/23	200,612
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,115,300

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 8/1/11 @ 100 (AGM), 5.375%, 7/1/14	$401,516
900,000	Northwestern Regional Jail Authority Revenue, Callable 7/1/15 @ 100 (NATL-RE), 5.000%, 7/1/33	904,203
1,000,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	1,056,210
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,149,180
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,514,634
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,035,854
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,649,261
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,233,010
925,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation Revenue, Callable 10/1/13 @ 102, 5.500%, 10/1/18	978,687
1,500,000	Prince William County, VA, Lease Refunding Certificate of Participation, 3.500%, 10/1/18	1,571,460
825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	911,353
955,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/15	1,071,214
1,490,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,690,494
880,000	Riverside, VA, Regional Jail Authority Refunding Revenue, Callable 7/1/13 @ 101 (NATL-RE), 5.000%, 7/1/17	941,292
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,186,273
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	925,799
1,050,000	Southampton County, VA, Industrial Development Authority, Public Facilities Lease Revenue, Series A, Callable 4/1/16 @ 100 (CIFG), 5.000%, 4/1/19	1,108,695
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,146,090
2,925,000	Spotsylvania County, VA, Refunding G.O. (AGM), 5.500%, 7/15/12	3,087,981
1,420,000	Spotsylvania County, VA, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,525,605

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (CIFG), OID, 4.250%, 8/1/15	$399,236
170,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	182,099
330,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	351,575
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	631,644
765,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program, Public Improvements Revenue, Series B (XLCA), 5.000%, 8/1/16	849,380
1,515,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/16	1,640,139
960,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/17	1,033,382
1,000,000	Suffolk, VA, Public Improvements Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	1,132,520
1,300,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,507,987
2,425,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,838,851
2,175,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Callable 6/1/15 @ 100, OID, 5.500%, 6/1/26	2,408,573
535,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	624,923
1,650,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 6/1/19 @ 100, 5.000%, 6/1/20	1,989,933
2,000,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 6/1/19 @ 100, 5.000%, 6/1/22	2,412,040
1,000,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project Refunding Revenue, 5.000%, 9/1/19	1,172,610
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,153,380
825,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, 21St Century College & Equipment, Series A, Callable 2/1/18 @ 100, 5.000%, 2/1/21	929,330

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,040,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	$1,136,814
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,810,739
1,370,000	Virginia Commonwealth, Refunding G.O., Series B, 5.000%, 6/1/14	1,540,442
1,075,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Revenue, Series A1, Callable 7/1/19 @ 100 (G.O. of Authority), 4.600%, 7/1/25	1,093,727
1,500,000	Virginia Housing Development Authority, Homeownership Mortgage Single Family Housing-State Revenue, Series A, 3.900%, 3/1/19	1,549,380
2,240,000	Virginia Public Building Authority, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,249,296
1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	1,162,310
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,076,440
1,225,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	1,313,114
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,217,190
65,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	76,562
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	2,013,013
525,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	551,303
1,255,000	Western Regional Jail Authority Revenue, Callable 6/1/17 @ 100 (NATL-RE), 4.750%, 6/1/23	1,328,894

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33(a)	$2,117,960

		110,807,818

	Total Municipal Bonds (Cost $105,998,835)	112,340,554

Shares
INVESTMENT COMPANY (1.3%)
1,495,196	Federated Virginia Municipal Money Market Portfolio, Institutional Class	1,495,196

	Total Investment Company (Cost $1,495,196)	1,495,196

Total Investments — 98.8% (Cost $107,494,031)		113,835,750
Net Other Assets (Liabilities) — 1.2%		1,409,047

NET ASSETS — 100.0%		$115,244,797

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.8%)
	West Virginia (96.8%)
$1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (NATL-RE FGIC), 5.000%, 5/1/16	$1,304,550
975,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	999,785
2,500,000	Berkeley, Hardy, & Jefferson Counties, WV, Local Multifamily Housing Revenue, Scattered Site Project, Callable 12/1/20 @ 100 (Freddie Mac), 5.375%, 12/1/44(a)	2,558,325
670,000	Braxton County, WV, Board of Education Public Schools Improvements G.O., Callable 5/1/18 @ 100 (AGM), 5.000%, 5/1/23	730,179
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 8/1/11 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,114,051
1,450,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,677,781
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 7/25/11 @ 102 (AGM), 5.250%, 12/15/18	1,053,690
2,425,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (NATL-RE FGIC), 5.250%, 9/1/19	2,546,153
900,000	Fairmont State University, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (NATL-RE FGIC), 5.250%, 6/1/22	922,518
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 8/1/11 @ 100 (NATL-RE), OID, 5.375%, 7/1/13	682,339
2,050,000	Greenbrier County, WV, Board of Education Public Schools Improvements G.O. (AGM), 5.000%, 5/1/18	2,391,735
1,030,000	Greenbrier County, WV, Commission Tax Increment Revenue, White Sulphur Springs Project 1-A, Callable 6/1/15 @ 100, 6.000%, 6/1/18	1,058,242
2,120,000	Hancock County, WV, Board of Education G.O., Callable 5/1/21 @ 100 (West Virginia Board Commission), OID, 4.500%, 5/1/32	2,086,080
1,320,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,190,152
245,000	Huntington Municipal Development Authority Revenue, Huntington Public Facilities Refunding Revenue, Series A, 3.000%, 11/1/13	246,953
875,000	Huntington Municipal Development Authority Revenue, Huntington Public Facilities Refunding Revenue, Series A, 4.000%, 11/1/16	891,520
610,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	728,810
1,000,000	Mason County, WV, Appalachian Power Co. Project Refunding Revenue, Series K, Callable 8/1/11 @ 100.5 (AMBAC), 6.050%, 12/1/24	1,007,100

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$3,040,000	Monongalia County, WV, Board of Education G.O., Callable 5/1/14 @ 101 (NATL-RE), OID, 5.000%, 5/1/33	$3,054,531
1,660,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,727,014
600,000	Morgantown, WV, Custodial Receipts Revenue, OID, 4.375%, 7/15/24	599,970
1,060,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,063,148
290,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 12/1/11 @ 100 (NATL-RE-IBC), OID, 5.000%, 6/1/13	291,076
250,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 12/1/11 @ 100 (NATL-RE-IBC), OID, 5.125%, 6/1/18	250,810
1,030,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	1,019,607
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,292,578
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,461,391
2,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 8/1/11 @ 100 (AMBAC), 6.150%, 5/1/15	2,104,095
1,000,000	Preston County, WV, Board of Education G.O. (West Virginia Board Commission), 3.000%, 5/1/19	1,026,530
2,105,000	Putnam County, WV, Board of Education G.O., 4.000%, 5/1/19	2,340,570
1,000,000	Putnam County, WV, Board of Education G.O., Callable 5/1/20 @ 100, 4.000%, 5/1/22	1,068,030
1,400,000	Shepherd University Board of Governors, WV, Residence Facilities Projects Revenue, Callable 6/1/15 @ 100 (NATL-RE), 5.000%, 6/1/25	1,441,062
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @ 100 (NATL-RE), 5.000%, 6/1/22	1,073,470
1,700,000	West Virginia Board of Education, WV, Refunding Revenue, 5.000%, 5/1/19	1,854,020
1,235,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (AGM), 5.000%, 9/1/14	1,388,313
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (NATL-RE), 5.500%, 6/1/12	2,090,560
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/13	1,052,560

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/15	$1,050,600
1,200,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/18	1,255,572
1,040,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/19	1,087,351
1,520,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), OID, 5.000%, 6/1/26	1,570,540
1,000,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, Callable 11/1/12 @ 102, 5.500%, 11/1/22	1,064,780
1,000,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue, Ohio Power Co. Amos Project, Series A, 3.125%, 3/1/43(a)	1,016,480
240,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	247,704
155,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	162,053
2,150,000	West Virginia Economic Development Authority, State Office Building & Parking Lot Lease Revenue, Series A, Callable 8/1/19 @ 100, OID, 4.750%, 8/1/29	2,191,861
1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	1,273,963
360,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/20	398,865
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (NATL-RE FGIC), 5.000%, 4/1/14	889,405
1,125,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,214,640
1,850,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/23	1,959,613
2,490,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/34	2,483,103
550,000	West Virginia School Building Authority Excess, Lottery Revenue, 5.000%, 7/1/16	630,014

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/14	$1,652,415
1,525,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	1,712,026
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,386,167
1,910,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,133,986
1,535,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	1,687,886
1,150,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,280,651
1,300,000	West Virginia School Building Authority, Excess Lottery Revenue, 5.000%, 7/1/18	1,489,618
1,705,000	West Virginia School Building Authority, Excess Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,783,856
2,565,000	West Virginia School Building Authority, Excess Lottery Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	2,684,221
1,690,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.375%, 7/1/21	1,845,767
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	762,041
1,115,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 8/1/11 @ 100 (NATL-RE), 6.100%, 1/1/18	1,116,182
500,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series C, 5.000%, 6/1/18	547,265
845,000	West Virginia State Hospital Finance Authority, Vy Health System Obligation Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	852,284
785,000	West Virginia State Hospital Finance Authority, West Virginia United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	793,329
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/12	1,041,860
825,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/17	959,533
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/19	2,324,900

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$355,000	West Virginia University, Projects Improvement Revenue, Series C, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/22	$380,237
285,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	306,030
955,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.250%, 4/1/28	1,033,873
465,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 5.000%, 10/1/26	484,121
540,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 4.750%, 10/1/23	565,369
1,110,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B, Callable 11/1/13 @ 101 (AMBAC), 5.250%, 11/1/23	1,153,057
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	922,271
2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	2,397,502

	Total Municipal Bonds (Cost $98,763,404)	102,182,289

Shares		Fair Value
INVESTMENT COMPANY (2.3%)
2,461,763	Federated Tax-Free Obligations Fund, Institutional Class	$2,461,763

	Total Investment Company (Cost $2,461,763)	2,461,763

Total Investments — 99.1% (Cost $101,225,167)		104,644,052
Net Other Assets (Liabilities) — 0.9%		967,334

NET ASSETS — 100.0%		$105,611,386

(a)

The interest rate for this variable rate note, which will change periodically,is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

IBC — Insured Bond Certificates

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital National Tax-Free Money Market Fund
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal		Amortized
Amount		Cost
MUNICIPAL BONDS (99.5%)
	Arizona (8.4%)
$3,425,000	Phoenix Industrial Development Authority, AZ, Southwestern College of Phoenix Revenue (Comerica Bank), 0.100%, 7/7/11(a)	$3,425,000
5,000,000	Salt River Project Agricultural Improvement & Power District, Electric System Refunding Revenue, Callable 1/1/16 @ 100, 0.090%, 7/7/11(a)(b)	5,000,000
3,875,000	Sun Devil Energy Center LLC, Arizona State University Project Refunding Revenue (Assured Guaranty, Royal Bank of Canada), 0.200%, 7/7/11(a)	3,875,000

		12,300,000

	Colorado (1.1%)
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 0.180%, 7/7/11(a)	1,600,000

	Connecticut (1.4%)
2,000,000	Stafford, CT, G.O. Bond Anticipation Notes Cash Flow Management, 1.500%, 8/8/11	2,001,800

	Georgia (25.3%)
2,725,000	Atlanta, GA, Water & Waste Water Revenue, Floating Rate Trust Receipts, Series K2 (Citibank N.A., AGM), 0.240%, 7/7/11(a)(b)	2,725,000
6,330,000	Bartow County, GA, Development Authority Revenue, VMC Specialty Alloys (Comerica Bank), 0.120%, 7/7/11(a)	6,330,000
2,000,000	Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant Vogtle Project, 0.100%, 7/1/11(a)	2,000,000
10,000,000	Columbus Development Authority, GA, Local Multifamily Housing Revenue, Lumpkin Park Apartments Project (Freddie Mac), 0.180%, 7/7/11(a)	10,000,000
3,250,000	Fayette County, GA, Hospital Authority Anticipation Certificates Revenue, Fayette Community Hospital (FHLB), 0.090%, 7/7/11(a)	3,250,000
1,700,000	Fulton County, GA, Development Authority Refunding Revenue (Automatic Data Processing, Inc.), 0.400%, 7/15/11(a)	1,700,000
1,000,000	Fulton County, GA, Development Authority, Educational Facilities Refunding Revenue, The Donnellan School, Inc. Project (Bank of New York Mellon), 0.180%, 7/7/11(a)	1,000,000
3,675,000	Main Street Natural Gas, Inc., GA, Gas Project Revenue, Series A (Royal Bank of Canada), 0.090%, 7/7/11(a)	3,675,000
2,675,000	Monroe County, GA, Development Authority Revenue, Plant Scherer Project (Georgia Power Co.), 0.100%, 7/1/11(a)	2,675,000
3,500,000	Roswell Housing Authority, Multifamily Housing Refunding Revenue, Belcourt Ltd. Project, Series A (Northern Trust Company), 0.090%, 7/7/11(a)	3,500,000

		36,855,000

Principal		Amortized
Amount		Cost
MUNICIPAL BONDS — (continued)
	Illinois (4.1%)
$4,000,000	Illinois Finance Authority, IL, Swedish Conevant Refunding Revenue, Series A (Bank of America N.A.), 0.090%, 7/7/11(a)	$4,000,000
2,000,000	Will County, IL, University of St. Francis Project Revenue (Fifth Third Bank), 0.250%, 7/7/11(a)	2,000,000

		6,000,000

	Louisiana (4.8%)
7,000,000	St. James Parish, LA, Nucor Steel LLC Project Revenue, Series B1 (Nucor Corporation), 0.110%, 7/7/11(a)	7,000,000

	New Jersey (2.6%)
1,000,000	Belmar Borough, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 2.000%, 4/27/12	1,004,049
1,750,000	Clinton Township, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 1.500%, 2/2/12	1,757,187
1,000,000	Stone Harbor Borough, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 1.250%, 11/10/11	1,002,155

		3,763,391

	Ohio (20.2%)
3,000,000	Avon, OH, G.O. Bond Anticipation Notes, Series A, 1.000%, 7/3/12	3,016,890
1,000,000	Bowling Green, OH, G.O. Bond Anticipation Notes, 1.000%, 3/16/12	1,002,102
1,300,000	Butler County, OH, G.O. Bond Anticipation Notes Cash Flow Management, 0.650%, 8/4/11	1,300,000
2,335,000	Cuyahoga County, OH, Magnificat High School Project Revenue (Fifth Third Bank), 0.280%, 7/7/11(a)	2,335,000
5,935,000	Greene County, OH, Medical Health System, Inc. Refunding Revenue, Series A (JPMorgan Chase Bank), 0.160%, 7/7/11(a)	5,935,000
1,500,000	Kent City, OH, G.O. Bond Anticipation Notes Cash Flow Management, Parking Improvement, 1.500%, 5/17/12	1,509,788
2,925,000	Montgomery County, OH, Industrial Development Refunding Revenue, Kroger Co. (Bank of Nova Scotia), 0.160%, 7/7/11(a)	2,925,000
2,000,000	Niles, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.250%, 11/9/11	2,003,919
1,000,000	Painesville City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 2.000%, 8/9/11	1,001,272
2,990,000	University of Cincinnati, OH, Bond Anticipation Refunding Revenue Notes, 1.500%, 7/21/11	2,991,465
4,000,000	University of Cincinnati, OH, Bond Anticipation Refunding Revenue Notes, Series H, 2.000%, 12/16/11	4,027,469
1,375,000	Williams County, OH, Community Hospitals & Wellness Center Revenue (Fifth Third Bank), 0.250%, 7/7/11(a)	1,375,000

		29,422,905

Continued

Sterling Capital National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Amortized
		Cost
MUNICIPAL BONDS — (continued)
	Pennsylvania (6.5%)
$9,540,000	Pennsylvania Higher Educational Facilities Authority, La Salle University Revenue, Series B (Citizens Bank), 0.120%, 7/7/11(a)	$9,540,000

	South Carolina (2.8%)
4,125,000	South Carolina Jobs Economic Development Authority, SC, Woodhead LLC Project Revenue, Series A (FHLB), 0.190%, 7/7/11(a)	4,125,000

	Texas (2.3%)
3,345,000	Houston Higher Education Finance Corp., TX, University & College Improvements Revenue, Tierwester Oaks, Series A (Bank of New York Mellon), 0.850%, 7/7/11(a)	3,345,000

	Utah (2.1%)
3,125,000	Utah Housing Corp., UT, Timbergate Local Multifamily Housing Revenue, Series A (Freddie Mac), 0.110%, 7/7/11(a)	3,125,000

	Vermont (1.0%)
1,500,000	Vermont Economic Development Authority, VT, Green Mountain College Revenue, Series A (Key Bank N.A.), 0.240%, 7/7/11(a)	1,500,000

	Virginia (11.7%)
5,860,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series A1 (TD Bank, N.A.), 0.050%, 7/7/11(a)	5,860,000
950,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C2 (Northern Trust Company), 0.080%, 7/7/11(a)	950,000
3,500,000	Norfolk, VA, Bon Secours Health System, Inc. Refunding Revenue, Series D1 (Citibank N.A.), 0.070%, 7/7/11(a)	3,500,000
6,800,000	Virginia Small Business Financing Authority, VA, Bon Secours Health System, Inc. Revenue (JPMorgan Chase Bank), 0.070%, 7/7/11(a)	6,800,000

		17,110,000

	Washington (4.1%)
5,900,000	Washington State Housing Finance Commission, WA, Forest Ridge School Nonprofit Revenue, Series A (Key Bank N.A.), 0.240%, 7/7/11(a)	5,900,000

Principal		Amortized
Amount		Cost
MUNICIPAL BONDS — (continued)
	Wisconsin (1.1%)
$ 1,600,000	Wisconsin Health & Educational Facilities Authority, Capitol Lakes, Inc. Revenue, Series B (U.S. Bank N.A.), 0.100%, 7/7/11(a)	$1,600,000

	Total Municipal Bonds (Cost $145,188,096)	145,188,096

Shares		Fair Value
INVESTMENT COMPANY (2.5%)
3,679,065	SEI Institutional Tax Free Fund	3,679,065

	Total Investment Company (Cost $3,679,065)	3,679,065

Total Investments — 102.0% (Cost $148,867,161)		148,867,161
Net Other Assets (Liabilities) — (2.0)%		(2,858,053)

NET ASSETS — 100.0%		$146,009,108

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the next reset date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

AGM — Assured Guaranty Municipal Corp.

FHLB — Federal Home Loan Bank

G.O. — General Obligation

N.A. — North America

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Prime Money Market Fund

Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal		Amortized
Amount		Cost
ASSET BACKED SECURITIES (1.0%)
$ 1,283,357	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A1, 0.322%, 2/8/12	$1,283,357
2,189,187	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A1, 0.323%, 4/8/12	2,189,187
3,062,503	World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A1, 0.301%, 4/16/12	3,062,503

	Total Asset Backed Securities (Cost $6,535,047)	6,535,047

CERTIFICATES OF DEPOSIT (11.0%)
	Banks (11.0%)
3,500,000	Bank of Montreal, Series YCD, 0.276%, 10/26/11	3,500,000
4,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.300%, 7/5/11	4,000,000
5,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.300%, 7/20/11	5,000,000
7,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.280%, 8/16/11	7,000,000
15,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.250%, 9/6/11	15,000,000
3,000,000	Mizuho Corp. Bank, Ltd., 0.290%, 7/18/11	3,000,000
24,000,000	Mizuho Corp. Bank, Ltd., 0.250%, 8/17/11	24,000,000
9,000,000	Mizuho Corp. Bank, Ltd., 0.240%, 9/21/11	9,000,000
5,000,000	Westpac Banking Corp., Series YCD, 0.286%, 7/17/12	5,000,000

	Total Certificates of Deposit (Cost $75,500,000)	75,500,000

COMMERCIAL PAPER(a) (53.2%)
	Asset Backed Securities (20.6%)
24,900,000	Chariot Funding LLC, 0.160%, 7/15/11(b)	24,898,451
8,800,000	Chariot Funding LLC, 0.130%, 8/1/11(b)	8,799,015
11,847,000	Fairway Finance Co. LLC, 0.100%, 7/5/11(b)	11,846,868
362,000	Fairway Finance Co. LLC, 0.080%, 7/6/11(b)	361,996
2,672,000	Fairway Finance Co. LLC, 0.120%, 7/21/11(b)	2,671,822
13,200,000	Fairway Finance Co. LLC, 0.180%, 8/18/11(b)	13,196,832
27,000,000	Falcon Asset Securitiztion Co. LLC, 0.170%, 9/26/11(b)	26,988,907
10,000,000	Fcar Auto Loan Trust, 0.450%, 7/11/11	9,998,750
9,000,000	Fcar Auto Loan Trust, 0.210%, 7/12/11	8,999,423
10,000,000	Fcar Auto Loan Trust, 0.450%, 8/2/11	9,996,000
2,607,000	Gotham Funding Corp., 0.170%, 7/19/11(b)	2,606,778
7,920,000	Market Street Funding LLC, 0.160%, 8/11/11(b)	7,918,557
13,045,000	Market Street Funding LLC, 0.180%, 9/26/11(b)	13,039,325

		141,322,724

	Banking (1.0%)
7,000,000	Australia & New Zealand Banking Group, Ltd., 0.280%, 7/7/11(b)(c)	7,000,000

	Financial Services (31.6%)
20,385,000	Bank of Nova Scotia, 0.160%, 9/1/11	20,379,383
15,000,000	BASF SE, 0.140%, 9/30/11(b)	14,994,692
15,000,000	Citigroup Funding, Inc., 0.180%, 8/15/11	14,996,625
18,700,000	Citigroup Funding, Inc., 0.190%, 8/26/11	18,694,473
7,630,000	Conocophillips Qatar Funding, Ltd., 0.210%, 7/20/11(b)	7,629,154

Principal		Amortized
Amount		Cost
COMMERCIAL PAPER(a) — (continued)
	Financial Services — (continued)
$ 7,160,000	Conocophillips Qatar Funding, Ltd., 0.100%, 7/27/11(b)	$7,159,483
10,650,000	Conocophillips Qatar Funding, Ltd., 0.220%, 8/10/11(b)	10,647,397
30,000,000	Du Pont (E.I.) de Nemours Co., 0.150%, 7/12/11(b)	29,998,625
3,238,000	Du Pont (E.I.) de Nemours Co., 0.150%, 7/21/11(b)	3,237,730
25,000,000	General Electric Capital Corp., 0.190%, 7/5/11	24,999,472
15,000,000	Roche Holdings, Inc., 0.090%, 7/18/11(b)	14,999,363
15,000,000	Roche Holdings, Inc., 0.100%, 8/22/11(b)	14,997,833
1,500,000	Sanofi-Aventis SA, 0.130%, 9/14/11(b)	1,499,594
7,500,000	Toyota Motor Credit Corp., 0.280%, 7/14/11	7,499,242
10,000,000	Toyota Motor Credit Corp., 0.230%, 9/29/11	9,994,250
15,000,000	Toyota Motor Credit Corp., 0.340%, 12/22/11	14,975,350

		216,702,666

	Total Commercial Paper (Cost $365,025,390)	365,025,390

CORPORATE BONDS (2.6%)
	Financial Services (1.6%)
3,539,000	General Electric Capital Corp., MTN, Series A, 5.875%, 2/15/12	3,660,045
7,037,000	General Electric Capital Corp., MTN, Series A, 6.000%, 6/15/12	7,407,217

		11,067,262

	Insurance (1.0%)
6,800,000	Metropolitan Life Global Funding I, 5.750%, 7/25/11(b)
.		6,823,314

	Total Corporate Bonds (Cost $17,890,576)	17,890,576

VARIABLE RATE NOTES(d) (14.3%)
	Banking (10.0%)
1,465,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 0.600%, 7/7/11	1,465,000
20,000,000	Australia & New Zealand Banking Group, Ltd., 0.266%, 7/20/11(b)	20,000,000
6,015,000	Jaxon Arbor LLC, Series 2002-A, 0.220%, 7/7/11	6,015,000
400,000	JPMorgan Chase Bank N.A., 0.186%, 7/27/11	399,802
11,400,000	New Mexico Finance Authority, NM, State Transportation Subordinate Lien Refunding Revenue, Series 2008-D, Taxable (Royal Bank of Canada), 0.150%, 7/7/11	11,400,000
2,400,000	New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Law School Project, Series 2006-A (JPMorgan Chase Bank N.A.), 0.260%, 7/7/11	2,400,000
20,000,000	Rochester, MN, Health Care Facilities Refunding Revenue, Mayo Clinic, Series B (Northern Trust Company), 0.060%, 7/7/11	20,000,000
3,015,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 0.250%, 7/7/11	3,015,000

Continued

Sterling Capital Prime Money Market Fund

Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal		Amortized
Amount		Cost
VARIABLE RATE NOTES(d) — (continued)

	Banking — (continued)
$ 4,000,000	Syracuse Industrial Development Agency, NY, Civic Facility Syracuse University Revenue, Series 2005-A (JPMorgan Chase Bank N.A.), 0.070%, 7/7/11	$4,000,000

		68,694,802

	Municipal Bonds (4.3%)
14,350,000	California Housing Finance Agency, CA, Home Mortgage Revenue, Series 2005-F (Fannie Mae, Freddie Mac), 0.080%, 7/7/11	14,350,000
14,701,000	Loudoun County, VA, Industrial Development Authority, Howard Hughes Medical Revenue, Series 2003-A, 0.060%, 7/7/11(d)	14,701,000

		29,051,000

	Total Variable Rate Notes (Cost $97,745,802)	97,745,802

U.S. TREASURY NOTES (0.7%)

5,000,000	0.750%, 11/30/11	5,009,250

	Total U.S. Treasury Notes (Cost $5,009,250)	5,009,250

REPURCHASE AGREEMENT (19.4%)

132,691,000	Merrill Lynch & Co., Inc., 0.050%, dated 6/30/11, due 7/1/11, proceeds at maturity, $132,691,184 (Collateralized fully by Government Mortgage-Backed Securities)	132,691,000

	Total Repurchase Agreement (Cost $132,691,000)	132,691,000

Amortized
Cost
Total Investments — 102.2% (Cost $700,397,065)	$700,397,065
Net Other Assets (Liabilities) — (2.2)%	(14,844,432)

NET ASSETS — 100.0%	$685,552,633

(a)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Interest bearing commercial paper.
(d)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the next reset date.

N.A. — North America

YCD — Yankee Certificate of Deposit

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital U.S. Treasury Money Market Fund

Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal		Amortized
Amount		Cost
U.S. TREASURY NOTES (8.0%)
$ 20,000,000	1.000%, 8/31/11	$20,028,036

	Total U.S. Treasury Notes (Cost $20,028,036)	20,028,036

U.S. TREASURY BILLS(a) (53.9%)
30,000,000	0.122%, 7/7/11(b)	29,999,390
20,000,000	0.095%, 7/28/11(b)	19,998,575
25,000,000	0.065%, 8/18/11	24,997,829
20,000,000	0.045%, 9/8/11	19,998,275
20,000,000	0.068%, 9/15/11	19,997,150
20,000,000	0.021%, 9/29/11	19,998,950

	Total U.S. Treasury Bills (Cost $134,990,169)	134,990,169

Principal
Amount		Fair Value
SECURITIES HELD AS COLLATERAL FOR
SECURITIES ON LOAN (2.5%)
6,324,000	BNY Mellon Overnight Government Fund	$6,324,000

	Total Securities Held as Collateral for Securities on Loan (Cost $6,324,000)	6,324,000

Total Investments — 64.4%
(Cost $161,342,205)		161,342,205
Net Other Assets (Liabilities) — 35.6%		89,207,644

NET ASSETS — 100.0%		$250,549,849

(a)	Rate disclosed represents the annualized yield from date of purchase.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2011.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Conservative Fund

Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (78.9%)
32,026	Sterling Capital Equity Income Fund, Institutional Class	$468,864
108,692	Sterling Capital International Fund, Institutional Class(a)	607,589
52,552	Sterling Capital Mid Value Fund, Institutional Class	760,424
105,768	Sterling Capital Select Equity Fund, Institutional Class	1,262,871
14,074	Sterling Capital Small Value Fund, Institutional Class	196,198
16,353	Sterling Capital Special Opportunities Fund, Institutional Class(a)	304,821
778,153	Sterling Capital Total Return Bond Fund, Institutional Class	8,512,989
564,254	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	564,254

	Total Affiliated Investment Companies (Cost $11,071,407)	12,678,010

NON-AFFILIATED INVESTMENT COMPANIES (6.8%)
31,588	Credit Suisse Commodity Return Strategy Fund	290,923
15,229	Harding, Loevner International Equity Portfolio	241,376
15,735	Lazard Emerging Markets Equity Portfolio	341,765
6,327	Oppenheimer Developing Markets Fund	225,318

	Total Non-Affiliated Investment Companies (Cost $971,093)	1,099,382

EXCHANGE TRADED FUNDS (14.3%)
5,329	iShares Dow Jones US Real Estate Index Fund	321,339
5,279	iShares MSCI EAFE Small Cap Index Fund	230,323
6,377	iShares MSCI EAFE Value Index Fund	333,836
2,753	iShares MSCI Emerging Markets Index Fund	131,043
2,337	iShares Russell 2000 Index Fund	193,504
8,249	iShares Russell Midcap Growth Index Fund	510,036
4,332	iShares S&P 500 Index Fund	573,643

	Total Exchange Traded Funds (Cost $1,621,336)	2,293,724

Total Investments — 100.0% (Cost $13,663,836)		16,071,116
Net Other Assets (Liabilities) — (0.0)%		(5,307)

NET ASSETS — 100.0%		$16,065,809

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (64.7%)
121,809	Sterling Capital Equity Income Fund, Institutional Class	$1,783,285
423,242	Sterling Capital International Fund, Institutional Class(a)	2,365,924
202,202	Sterling Capital Mid Value Fund, Institutional Class	2,925,857
406,031	Sterling Capital Select Equity Fund, Institutional Class	4,848,015
54,888	Sterling Capital Small Value Fund, Institutional Class	765,143
61,483	Sterling Capital Special Opportunities Fund, Institutional Class(a)	1,146,047
922,371	Sterling Capital Total Return Bond Fund, Institutional Class	10,090,738
747,443	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	747,443

	Total Affiliated Investment Companies (Cost $20,910,397)	24,672,452

NON-AFFILIATED INVESTMENT COMPANIES (9.2%)
117,136	Credit Suisse Commodity Return Strategy Fund	1,078,819
62,461	Harding, Loevner International Equity Portfolio	989,999
40,310	Lazard Emerging Markets Equity Portfolio	875,531
16,208	Oppenheimer Developing Markets Fund	577,180

	Total Non-Affiliated Investment Companies (Cost $3,092,276)	3,521,529

EXCHANGE TRADED FUNDS (26.1%)
20,221	iShares Dow Jones US Real Estate Index Fund	1,219,326
19,642	iShares MSCI EAFE Small Cap Index Fund	856,981
26,689	iShares MSCI EAFE Value Index Fund	1,397,169
29,961	iShares MSCI Emerging Markets Index Fund	1,426,144
9,573	iShares Russell 2000 Index Fund	792,644
31,901	iShares Russell Midcap Growth Index Fund	1,972,439
17,294	iShares S&P 500 Index Fund	2,290,072

	Total Exchange Traded Funds (Cost $7,700,930)	9,954,775

Total Investments — 100.0% (Cost $31,703,603)		38,148,756
Net Other Assets (Liabilities) — 0.0%		11,508

NET ASSETS — 100.0%		$38,160,264

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (57.4%)
114,367	Sterling Capital Equity Income Fund, Institutional Class	$1,674,331
392,132	Sterling Capital International Fund, Institutional Class(a)	2,192,018
187,439	Sterling Capital Mid Value Fund, Institutional Class	2,712,235
376,328	Sterling Capital Select Equity Fund, Institutional Class	4,493,360
50,860	Sterling Capital Small Value Fund, Institutional Class	708,994
58,257	Sterling Capital Special Opportunities Fund, Institutional Class(a)	1,085,913
280,966	Sterling Capital Total Return Bond Fund, Institutional Class	3,073,767
488,395	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	488,395

	Total Affiliated Investment Companies (Cost $13,563,233)	16,429,013

NON-AFFILIATED INVESTMENT COMPANIES (8.6%)
87,794	Credit Suisse Commodity Return Strategy Fund	808,585
56,411	Harding, Loevner International Equity Portfolio	894,110
21,061	Lazard Emerging Markets Equity Portfolio	457,446
8,486	Oppenheimer Developing Markets Fund	302,179

	Total Non-Affiliated Investment Companies (Cost $2,142,725)	2,462,320

EXCHANGE TRADED FUNDS (34.0%)
18,167	iShares Dow Jones US Real Estate Index Fund	1,095,470
17,876	iShares MSCI EAFE Small Cap Index Fund	779,930
25,336	iShares MSCI EAFE Value Index Fund	1,326,340
37,226	iShares MSCI Emerging Markets Index Fund	1,771,958
9,141	iShares Russell 2000 Index Fund	756,875
30,763	iShares Russell Midcap Growth Index Fund	1,902,076
15,733	iShares S&P 500 Index Fund	2,083,364

	Total Exchange Traded Funds (Cost $7,612,368)	9,716,013

Total Investments — 100.0% (Cost $23,318,326)		28,607,346
Net Other Assets (Liabilities) — (0.0)%		(716)

NET ASSETS — 100.0%		$28,606,630

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Equity Fund

Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (51.1%)
42,684	Sterling Capital Equity Income Fund, Institutional Class	$624,901
149,039	Sterling Capital International Fund, Institutional Class(a)	833,129
70,601	Sterling Capital Mid Value Fund, Institutional Class	1,021,603
140,335	Sterling Capital Select Equity Fund, Institutional Class	1,675,602
18,972	Sterling Capital Small Value Fund, Institutional Class	264,474
21,924	Sterling Capital Special Opportunities Fund, Institutional Class(a)	408,668
98,610	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	98,610

	Total Affiliated Investment Companies (Cost $3,987,752)	4,926,987

NON-AFFILIATED INVESTMENT COMPANIES (9.5%)
45,251	Credit Suisse Commodity Return Strategy Fund	416,757
21,186	Harding, Loevner International Equity Portfolio	335,805
4,387	Lazard Emerging Markets Equity Portfolio	95,289
1,762	Oppenheimer Developing Markets Fund	62,760

	Total Non-Affiliated Investment Companies (Cost $797,789)	910,611

EXCHANGE TRADED FUNDS (39.5%)
7,484	iShares Dow Jones US Real Estate Index Fund	451,285
6,997	iShares MSCI EAFE Small Cap Index Fund	305,279
8,952	iShares MSCI EAFE Value Index Fund	468,637
17,079	iShares MSCI Emerging Markets Index Fund	812,960
3,400	iShares Russell 2000 Index Fund	281,520
11,471	iShares Russell Midcap Growth Index Fund	709,252
5,869	iShares S&P 500 Index Fund	777,173

	Total Exchange Traded Funds (Cost $2,988,369)	3,806,106

Total Investments — 100.1% (Cost $7,773,910)		9,643,704
Net Other Assets (Liabilities) — (0.1)%		(6,107)

NET ASSETS — 100.0%		$9,637,597

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited)
June 30, 2011

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of the Sterling Capital Select Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Small Value Fund, the Sterling Capital International Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Short-Term Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, the Sterling Capital Equity Index Fund, the Sterling Capital National Tax-Free Money Market Fund, the Sterling Capital Prime Money Market Fund, the Sterling Capital U.S. Treasury Money Market Fund, the Sterling Capital Strategic Allocation Conservative Fund, the Sterling Capital Strategic Allocation Balanced Fund, the Sterling Capital Strategic Allocation Growth Fund, the Sterling Capital Strategic Allocation Equity Fund, the Sterling Capital Corporate Fund and the Sterling Capital Securitized Opportunities Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Sterling Capital Equity Index Fund, which has a different fiscal year, is not included in these Schedules of Investments. The Sterling Capital Corporate Fund and the Sterling Capital Securitized Opportunities Fund, which commenced operations after the reporting period, are not included in these Schedules of Investments. The Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund and the Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” The Sterling Capital National Tax-Free Money Market Fund, the Sterling Capital Prime Money Market Fund and the Sterling Capital U.S. Treasury Money Market Fund are referred to as the “Money Market Funds.” The Sterling Capital Strategic Allocation Conservative Fund, the Sterling Capital Strategic Allocation Balanced Fund, the Sterling Capital Strategic Allocation Growth Fund and the Sterling Capital Strategic Allocation Equity Fund are referred to as the “Funds of Funds.” The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds and exchange traded funds as opposed to individual securities.

All Funds except the Tax-Free Funds are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2011

market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital International Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Sterling Capital International Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based  on  other  significant  observable  inputs  (including  quoted  prices  for  similar  securities,  interest  rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2011 there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2011 is as follows:

			Level 2–		Level 3–
	Level 1–		Other Significant		Significant
	Quoted Prices		Observable Inputs		Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Select Equity Fund	$227,841,978(a	)	$ 102,126(a	)	$—	$227,944,104
Sterling Capital Mid Value Fund	404,820,863(a	)	406,304(b	)	—	405,227,167
Sterling Capital Small Value Fund	91,534,276(a	)	851,133(b	)	—	92,385,409
Sterling Capital International Fund	11,254,160(a	)	74,532,155(a	)(b)	—	85,786,315
Sterling Capital Special Opportunities Fund	716,530,740(a	)	9,604,212(b	)	—	726,134,952
Sterling Capital Equity Income Fund	725,633,931(a	)	29,259,617(b	)	—	754,893,548
Sterling Capital Short-Term Bond Fund	659,010(c	)	66,115,498(a	)(b)	—	66,774,508
Sterling Capital Intermediate U.S. Government Fund	1,871,354(c	)	192,490,001(a	)(b)	—	194,361,355
Sterling Capital Total Return Bond Fund	12,484,742(c	)	416,859,417(a	)	—	429,344,159
Sterling Capital Kentucky Intermediate Tax-Free Fund	388,699(c	)	21,251,855(a	)	—	21,640,554
Sterling Capital Maryland Intermediate Tax-Free Fund	969,061(c	)	33,534,252(a	)	—	34,503,313
Sterling Capital North Carolina Intermediate Tax-Free Fund	2,366,527(c	)	204,750,955(a	)	—	207,117,482
Sterling Capital South Carolina Intermediate Tax-Free Fund	621,967(c	)	51,539,091(a	)	—	52,161,058
Sterling Capital Virginia Intermediate Tax-Free Fund	1,495,196(c	)	112,340,554(a	)	—	113,835,750
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,461,763(c	)	102,182,289(a	)	—	104,644,052
Sterling Capital National Tax-Free Money Market Fund	3,679,065(c	)	145,188,096(a	)	—	148,867,161
Sterling Capital Prime Money Market Fund	—		700,397,065(a	)	—	700,397,065
Sterling Capital U.S. Treasury Money Market Fund	—		161,342,205(a	)(b)	—	161,342,205
Sterling Capital Strategic Allocation Conservative Fund	16,071,116(a	)	—		—	16,071,116
Sterling Capital Strategic Allocation Balanced Fund	38,148,756(a	)	—		—	38,148,756
Sterling Capital Strategic Allocation Growth Fund	28,607,346(a	)	—		—	28,607,346
Sterling Capital Strategic Allocation Equity Fund	9,643,704(a	)	—		—	9,643,704

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2011

		Level 2–	Level 3–
	Level 1–	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Liabilities:
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (d)	$1,048,100	$ 2,350	$—	$1,050,450
Sterling Capital Equity Income Fund (d)	6,000	15,000	—	21,000
Forward Foreign Currency Exchange Contracts (Foreign Currency Risk)
Sterling Capital International Fund (d)	$ —	$24,367	$—	$24,367

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	All or part of the balance represents securities held as collateral for securities on loan.
(c)	Represents investment companies.
(d)

Other financial instruments are foreign currency exchange contracts and written options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instruments and written options are shown at value.

There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

Foreign Currency Translation — The accounting records of the Sterling Capital International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts — The Sterling Capital International Fund enters into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period, the Sterling Capital International Fund utilized forward foreign currency exchange contracts to hedge the Fund’s portfolio against currency risks. The Fund also utilized forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark. Additionally, the Fund hedged some of its currency exposure to the Euro and Czech Koruna by selling these currencies forward versus the U.S. dollar, using 3-month forward currency contracts. At the same time, although the Fund prefer to underwwight its equity holdings in Japan versus the benchmark, the Fund have chosen to move closer to the benchmark weight assigned to each country through the use of forward currency transactions (buy the foreign currency, sell the U.S. dollar). For open foreign currency exchange contracts as of June 30, 2011, see the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2011

Options Contracts — The Sterling Capital Special Opportunities Fund and the Sterling Capital Equity Income Fund write (sell) “covered” call options and purchase options to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer).

The Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of June 30, 2011:

	Number of
	Contracts	Value
Sterling Capital Special Opportunities Fund
Apache Corp., $145.00, 7/16/11	350	$(350)
Becton Dickinson & Co., $ 90.00, 8/20/11	750	(52,500)
eBay, Inc., $40.00, 7/16/11	1,000	(2,000)
Energizer Holdings, Inc., $85.00, 8/20/11	120	(600)
Halliburton Co., $49.00, 7/16/11	500	(125,500)
Halliburton Co., $55.00, 7/16/11	400	(4,000)
Halliburton Co., $52.50, 10/22/11	1,500	(466,500)
Halliburton Co., $55.00, 10/22/11	500	(107,500)
L-3 Communications Holdings, Inc., $90.00, 8/20/11	500	(85,000)
L-3 Communications Holdings, Inc., $95.00, 10/22/11	500	(67,500)
McKesson Corp., $90.00, 8/20/11	1,000	(35,000)
UnitedHealth Group, Inc., $55.00, 9/17/11	1,000	(104,000)

	8,120	$(1,050,450)

Sterling Capital Equity Income Fund
Intel Corp., $26.00, 8/20/11	3,000	$(6,000)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR, $15.00, 7/16/11	3,000	(15,000)

	6,000	$(21,000)

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2011

Derivative Instruments Categorized by Risk Exposure — For the period ended June 30, 2011, the average quarterly balance of derivative financial instruments was as follows:

		Sterling Capital
	Sterling Capital	Special	Sterling Capital
	International	Opportunities	Equity
	Fund	Fund	Income Fund
Forward Foreign Currency Exchange Contracts (Foreign Currency Risk):
Average number of contracts - U.S. dollars purchased	2	—	—
Average U.S. dollar amounts purchased	$2,382,752	—	—
Average number of contracts - U.S. dollars sold	1	—	—
Average U.S. dollar amounts sold	$ 820,216	—	—

Options Written (Equity Risk):
Average number of contracts	—	10,347	5,714
Average premium	—	$1,025,703	$300,827

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds, with the exception of the Sterling Capital U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Sterling Capital Select Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Small Value Fund, the Sterling Capital International Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital National Tax-Free Money Market Fund, and the Sterling Capital Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the advisor or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2011

income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies on instrumentalities, irrevocable letters of credit, U.S. dollar cash or other forms of collateral as may be agreed to between the Trust and The Bank of New York Mellon, the lending agent (“BNY Mellon Bank”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, BNY Mellon Bank is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at June 30, 2011 was invested in the BNY Mellon Overnight Government Fund and the BNY Mellon ICRF Series B, an unregistered investment pool managed by BNY Mellon Bank, which was invested in repurchase agreements and Lehman Brothers floating rate medium term notes.

Effective July 1, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNY Mellon Bank and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers and held by ICRF, and (ii) if certain conditions are met, each Fund will have the right to sell the defaulted securities to BNYMC at a price equal to 80% of par value.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the advisor or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. As of June 30, 2011, the following Funds had loans outstanding:

					Average Value
					on Loan
	Value	Cost	Value	Value	for the period
	of Loaned	of Cash	of Cash	of Non Cash	ended
	Securities	Collateral	Collateral	Collateral	June 30, 2011
Sterling Capital Mid Value Fund	$1,313,994	$1,328,836	$406,304	$—	$8,202,304
Sterling Capital Small Value Fund	1,024,436	1,044,523	851,133	—	901,165
Sterling Capital International Fund	2,595,508	3,123,029	3,108,374	—	3,176,327
Sterling Capital Special Opportunities Fund	9,893,068	10,179,905	9,604,212	—	9,443,827
Sterling Capital Equity Income Fund	29,729,814	29,632,916	29,259,617	—	22,749,165
Sterling Capital Short-Term Bond Fund	93,096	96,700	20,514	—	86,099
Sterling Capital Intermediate U.S. Government Fund	2,273,162	2,332,500	2,251,684	—	3,215,344
Sterling Capital U.S. Treasury Money Market Fund	6,199,975	6,324,000	6,324,000	14,411,374	10,458,860

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2011

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

In addition to the requirements of the Code, the Sterling Capital International Fund may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Sterling Capital International Fund may accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce the Sterling Capital International Fund’s net asset value. As of June 30, 2011, the Sterling Capital International Fund has no recorded payable as an estimate for potential future India capital gains taxes.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended June 30, 2011 is set forth below:

	Shares Held at
	September 30,	Shares	Shares	Shares Held at	Value at
	2010	Purchased	Sold	June 30, 2011	June 30, 2011
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Class	32,746	1,940	2,660	32,026	$468,864
Sterling Capital International Fund, Institutional Class	110,490	9,005	10,803	108,692	607,589
Sterling Capital Mid Value Fund, Institutional Class	59,145	1,786	8,379	52,552	760,424
Sterling Capital Select Equity Fund, Institutional Class	111,019	7,107	12,358	105,768	1,262,871
Sterling Capital Small Value Fund, Institutional Class	16,546	425	2,897	14,074	196,198
Sterling Capital Special Opportunities Fund, Institutional Class	16,948	1,138	1,733	16,353	304,821
Sterling Capital Total Return Bond Fund, Institutional Class	675,576	109,732	7,155	778,153	8,512,989
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	418,079	76,691,690	76,545,515	564,254	564,254

Total Affiliates	1,440,549	76,822,823	76,591,500	1,671,872	$12,678,010

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Class	134,548	2,420	15,159	121,809	$1,783,285
Sterling Capital International Fund, Institutional Class	454,296	19,038	50,092	423,242	2,365,924
Sterling Capital Mid Value Fund, Institutional Class.	243,138	—	40,936	202,202	2,925,857
Sterling Capital Select Equity Fund, Institutional Class	456,585	5,185	55,739	406,031	4,848,015
Sterling Capital Small Value Fund, Institutional Class	68,130	—	13,242	54,888	765,143
Sterling Capital Special Opportunities Fund, Institutional Class	69,693	488	8,698	61,483	1,146,047
Sterling Capital Total Return Bond Fund, Institutional Class	838,469	113,404	29,502	922,371	10,090,738
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class.	396,164	128,993,219	128,641,940	747,443	747,443

Total Affiliates	2,661,023	129,133,754	128,855,308	2,939,469	$24,672,452

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Class	125,242	764	11,639	114,367	$1,674,331
Sterling Capital International Fund, Institutional Class	422,855	370	31,093	392,132	2,192,018
Sterling Capital Mid Value Fund, Institutional Class.	226,397	—	38,958	187,439	2,712,235
Sterling Capital Select Equity Fund, Institutional Class	425,003	3,390	52,065	376,328	4,493,360
Sterling Capital Small Value Fund, Institutional Class	63,423	—	12,563	50,860	708,994
Sterling Capital Special Opportunities Fund, Institutional Class	64,866	1,266	7,875	58,257	1,085,913
Sterling Capital Total Return Bond Fund, Institutional Class	256,099	26,247	1,380	280,966	3,073,767
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	863,643	101,678,752	102,054,000	488,395	488,395

Total Affiliates	2,447,528	101,710,789	102,209,573	1,948,744	$16,429,013

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2011

	Shares Held at
	September 30,	Shares	Shares	Shares Held at	Value at
	2010	Purchased	Sold	June 30, 2011	June 30, 2011
Sterling Capital Strategic Allocation Equity Fund
Sterling Capital Equity Income Fund, Institutional Class	43,332	534	1,182	42,684	$624,901
Sterling Capital International Fund, Institutional Class	146,499	4,067	1,527	149,039	833,129
Sterling Capital Mid Value Fund, Institutional Class	78,437	—	7,836	70,601	1,021,603
Sterling Capital Select Equity Fund, Institutional Class	147,155	1,883	8,703	140,335	1,675,602
Sterling Capital Small Value Fund, Institutional Class	21,995	—	3,023	18,972	264,474
Sterling Capital Special Opportunities Fund, Institutional Class	22,468	557	1,101	21,924	408,668
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	497,104	44,586,505	44,984,999	98,610	98,610

Total Affiliates	956,990	44,593,546	45,008,371	542,165	$4,926,987

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Income Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2010, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity Fund	$120,078,510	2017
Sterling Capital Select Equity Fund	10,325,708	2018
Sterling Capital Mid Value Fund	4,654,561	2016
Sterling Capital Mid Value Fund	33,027,022	2017
Sterling Capital Mid Value Fund	17,450,982	2018
Sterling Capital Small Value Fund	560,977	2015
Sterling Capital Small Value Fund	5,873,289	2016
Sterling Capital Small Value Fund	4,139,048	2017
Sterling Capital Small Value Fund	1,280,281	2018
Sterling Capital International Fund	34,249,253	2017
Sterling Capital International Fund	25,579,528	2018
Sterling Capital Equity Income Fund	1,752,496	2017
Sterling Capital Equity Income Fund	35,182,274	2018
Sterling Capital Short-Term Bond Fund	48,188	2012
Sterling Capital Short-Term Bond Fund	2,094,190	2013
Sterling Capital Short-Term Bond Fund	1,246,269	2014
Sterling Capital Short-Term Bond Fund	3,940,976	2015
Sterling Capital Short-Term Bond Fund	160,380	2016
Sterling Capital Intermediate U.S. Government Fund	2,827,748	2014
Sterling Capital Intermediate U.S. Government Fund	10,119,332	2016
Sterling Capital Strategic Allocation Conservative Fund	122,214	2017
Sterling Capital Strategic Allocation Conservative Fund	8,974,540	2018

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
June 30, 2011

	Amount	Expires
Sterling Capital Strategic Allocation Balanced Fund	$508,094	2017
Sterling Capital Strategic Allocation Balanced Fund	9,432,218	2018
Sterling Capital Strategic Allocation Growth Fund	1,235,282	2017
Sterling Capital Strategic Allocation Growth Fund	8,914,876	2018
Sterling Capital Strategic Allocation Equity Fund	958,260	2017
Sterling Capital Strategic Allocation Equity Fund	8,277,491	2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after September 30, 2011 will not be subject to expirations. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which were treated as arising on the first business day of the current fiscal year:

	Post-	Post-
	October	October
	Capital	Currency
	Losses	Losses
Sterling Capital Equity Income Fund	$5,011,707	$20,418
Sterling Capital Short-Term Bond Fund	345,563	—
Sterling Capital Prime Money Market Fund	19,807	—
Sterling Capital Strategic Allocation Conservative Fund	37,533	—
Sterling Capital Strategic Allocation Balanced Fund	4,206,232	—
Sterling Capital Strategic Allocation Growth Fund	4,629,141	—
Sterling Capital Strategic Allocation Equity Fund	1,125,078	—

At June 30, 2011, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

		Tax	Tax	Net Tax
		Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Sterling Capital Select Equity Fund	$199,117,113	$35,720,250	$(6,893,259)	$28,826,991
Sterling Capital Mid Value Fund	329,148,034	91,833,200	(15,754,067)	76,079,133
Sterling Capital Small Value Fund	85,137,846	11,905,668	(4,658,105)	7,247,563
Sterling Capital International Fund	73,221,965	15,777,408	(3,213,058)	12,564,350
Sterling Capital Special Opportunities Fund	610,444,392	131,177,231	(15,486,671)	115,690,560
Sterling Capital Equity Income Fund	634,466,459	125,261,588	(4,834,499)	120,427,089
Sterling Capital Short-Term Bond Fund	66,282,290	706,367	(214,149)	492,218
Sterling Capital Intermediate U.S. Government Fund	188,693,982	6,237,142	(569,769)	5,667,373
Sterling Capital Total Return Bond Fund	420,718,564	10,964,251	(2,338,656)	8,625,595
Sterling Capital Kentucky Intermediate Tax-Free Fund	20,633,116	1,015,734	(8,296)	1,007,438
Sterling Capital Maryland Intermediate Tax-Free Fund	32,896,670	1,641,795	(35,152)	1,606,643
Sterling Capital North Carolina Intermediate Tax-Free Fund	197,941,962	9,378,099	(202,579)	9,175,520
Sterling Capital South Carolina Intermediate Tax-Free Fund	50,451,090	1,765,785	(55,817)	1,709,968
Sterling Capital Virginia Intermediate Tax-Free Fund	107,520,155	6,448,098	(132,503)	6,315,595
Sterling Capital West Virginia Intermediate Tax-Free Fund	101,225,916	3,696,197	(278,061)	3,418,136
Sterling Capital National Tax-Free Money Market Fund	148,867,161	—	—	—
Sterling Capital Prime Money Market Fund	700,397,065	—	—	—
Sterling Capital U.S. Treasury Money Market Fund	161,342,205	—	—	—
Sterling Capital Strategic Allocation Conservative Fund	14,211,001	2,407,280	(547,165)	1,860,115
Sterling Capital Strategic Allocation Balanced Fund	33,568,457	6,445,153	(1,864,854)	4,580,299
Sterling Capital Strategic Allocation Growth Fund	25,089,848	5,289,020	(1,771,522)	3,517,498
Sterling Capital Strategic Allocation Equity Fund	8,795,730	1,869,794	(1,021,820)	847,974

Sterling Capital Funds

June 30, 2011

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	8/26/11

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer (principal financial officer)

Date	8/26/11